United States Securities and Exchange Commission
Washington, D.C. 20549

Form N-CSR
Certified Shareholder Report of Registered Management Investment Companies

811-7193
(Investment Company Act File Number)

Federated Hermes Institutional Trust
(Exact Name of Registrant as Specified in Charter)

Federated Hermes Funds
4000 Ericsson Drive
Warrendale, PA 15086-7561
(Address of Principal Executive Offices)

(412) 288-1900
(Registrant’s Telephone Number)

Peter J. Germain, Esquire
1001 Liberty Avenue
Pittsburgh, Pennsylvania 15222-3779
(Name and Address of Agent for Service)
(Notices should be sent to the Agent for Service)

Date of Fiscal Year End: 2024-05-31

Date of Reporting Period: 2024-05-31

Item 1.	Reports to Stockholders

Federated Hermes Government Ultrashort Fund

Class R6 Shares FGULX

Annual Shareholder Report - May 31, 2024

A Portfolio of Federated Hermes Institutional Trust

This annual shareholder report contains important information about the Federated Hermes Government Ultrashort Fund (the "Fund") for the period of June 1, 2023 to May 31, 2024. You can find additional information at www.FederatedHermes.com/us/FundInformation. You can also request this information by contacting us at 1-800-341-7400, Option 4, or your financial advisor.

What were the Fund costs for the last year?

(based on a hypothetical $10,000 investment)

Class Name	Cost of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class R6 Shares	$25	0.24%

How did the fund perform last year and what affected its performance?

The following discussion compares the performance of the Fund to the ICE BofA US 6-Month Treasury Bill Index to show how the Fund’s performance compares to the returns of similar investments for the reporting period. See the Average Annual Total Returns table below for the returns of the Fund and related indexes, including the Bloomberg US Aggregate Bond Index, which represents the overall U.S. fixed-income market. The Fund seeks to provide current income by investing primarily in U.S. government securities and U.S. government agency securities, including U.S. government agency mortgage-backed securities.

Top Contributors to Performance

■ Sector allocation contributed to the Fund’s relative performance, as earlier declines in prices on agency mortgage-backed securities (MBS) were offset by higher yields and rising prices when bank demand for these instruments returned. The Fund increased its allocation to MBS securities over the period, from 54% to 68% of portfolio assets, contributing to overall Fund performance.

■ Security selection contributed to overall Fund performance, as the Fund purchased floating rate collateralized mortgage obligations at attractive spreads relative to historic levels.

Top Detractors from Performance

■ The Fund’s allocation to government money market instruments, while enhancing principal stability and liquidity, detracted from Fund performance as rising expectations for an easing by the Federal Reserve (the “Fed”) inverted the front end of the yield curve causing interest rates on long-term debt to be lower than those on short-term debt early in the reporting period.

■ The dramatic retracement of Fed easing expectations led to an increase in long-term interest rates and resulted in downward price pressure on fixed rate MBS held within the Fund.

Annual Shareholder Report

Federated Hermes Government Ultrashort Fund

Fund Performance

Keep in mind that the Fund’s past performance is not a good predictor of how the Fund will perform in the future. The graph and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares.

Cumulative Performance: 5/31/2014 to 5/31/2024

Total Return Based on $10,000 Investment

	Class R6 Shares	Bloomberg US Aggregate Bond Index	ICE BofA US 6-Month Treasury Bill Index
5/31/2014	$10,000	$10,000	$10,000
5/31/2015	$10,007	$10,303	$10,015
5/31/2016	$9,976	$10,612	$10,057
5/31/2017	$10,059	$10,780	$10,122
5/31/2018	$10,183	$10,739	$10,256
5/31/2019	$10,414	$11,426	$10,502
5/31/2020	$10,636	$12,502	$10,752
5/31/2021	$10,688	$12,452	$10,772
5/31/2022	$10,643	$11,428	$10,781
5/31/2023	$10,957	$11,183	$11,111
5/31/2024	$11,553	$11,329	$11,724

Average Annual Total Returns

	1 Year	5 Years	10 Years
Class R6 Shares	5.44%	2.10%	1.45%
Bloomberg US Aggregate Bond IndexFootnote Reference*	1.31%	(0.17%)	1.26%
ICE BofA US 6-Month Treasury Bill Index	5.52%	2.22%	1.60%
Footnote	Description
Footnote*	The Fund has designated the Bloomberg US Aggregate Bond Index as its new broad-based securities market index in accordance with the SEC’s revised definition for such an index.

Visit www.FederatedHermes.com/us/FundInformation and click on the link to your fund and share class for more recent performance information.

Key Fund Statistics

Net Assets	$1,084,716,668
Number of Investments	207
Portfolio Turnover	10%
Total Advisory Fees Paid	$970,217

Annual Shareholder Report

Federated Hermes Government Ultrashort Fund

Fund Holdings

Top Security Types (% of Net Assets)

Value	Value
U.S. Government Agency Securities	1.4%
U.S. Treasury Securities	3.3%
Repurchase Agreements	27.0%
U.S. Government Agency Mortgage-Backed Securities	68.3%

Additional Information about the Fund

Additional information is available on the Fund’s website at www.FederatedHermes.com/us/FundInformation, including its:

• prospectus • financial information • holdings • proxy voting information

CUSIP 31420B854

28968-D (07/24)

Federated Securities Corp., Distributor

       www.federatedhermes.com/us

© 2024 Federated Hermes, Inc.

Federated Hermes Government Ultrashort Fund

Class A Shares FGUAX

Annual Shareholder Report - May 31, 2024

A Portfolio of Federated Hermes Institutional Trust

This annual shareholder report contains important information about the Federated Hermes Government Ultrashort Fund (the "Fund") for the period of June 1, 2023 to May 31, 2024. You can find additional information at www.FederatedHermes.com/us/FundInformation. You can also request this information by contacting us at 1-800-341-7400, Option 4, or your financial advisor.

What were the Fund costs for the last year?

(based on a hypothetical $10,000 investment)

Class Name	Cost of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class A Shares	$42	0.41%

How did the fund perform last year and what affected its performance?

The following discussion compares the performance of the Fund to the ICE BofA US 6-Month Treasury Bill Index to show how the Fund’s performance compares to the returns of similar investments for the reporting period. See the Average Annual Total Returns table below for the returns of the Fund and related indexes, including the Bloomberg US Aggregate Bond Index, which represents the overall U.S. fixed-income market. The Fund seeks to provide current income by investing primarily in U.S. government securities and U.S. government agency securities, including U.S. government agency mortgage-backed securities.

Top Contributors to Performance

■ Sector allocation contributed to the Fund’s relative performance, as earlier declines in prices on agency mortgage-backed securities (MBS) were offset by higher yields and rising prices when bank demand for these instruments returned. The Fund increased its allocation to MBS securities over the period, from 54% to 68% of portfolio assets, contributing to overall Fund performance.

■ Security selection contributed to overall Fund performance, as the Fund purchased floating rate collateralized mortgage obligations at attractive spreads relative to historic levels.

Top Detractors from Performance

■ The Fund’s allocation to government money market instruments, while enhancing principal stability and liquidity, detracted from Fund performance as rising expectations for an easing by the Federal Reserve (the “Fed”) inverted the front end of the yield curve causing interest rates on long-term debt to be lower than those on short-term debt early in the reporting period.

■ The dramatic retracement of Fed easing expectations led to an increase in long-term interest rates and resulted in downward price pressure on fixed rate MBS held within the Fund.

Annual Shareholder Report

Federated Hermes Government Ultrashort Fund

Fund Performance

Keep in mind that the Fund’s past performance is not a good predictor of how the Fund will perform in the future. The graph and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares.

Cumulative Performance: 5/31/2014 to 5/31/2024

Total Return Based on $10,000 Investment

	Class A Shares	Bloomberg US Aggregate Bond Index	ICE BofA US 6-Month Treasury Bill Index
5/31/2014	$10,000	$10,000	$10,000
5/31/2015	$9,990	$10,303	$10,015
5/31/2016	$9,929	$10,612	$10,057
5/31/2017	$9,966	$10,780	$10,122
5/31/2018	$10,052	$10,739	$10,256
5/31/2019	$10,221	$11,426	$10,502
5/31/2020	$10,417	$12,502	$10,752
5/31/2021	$10,451	$12,452	$10,772
5/31/2022	$10,383	$11,428	$10,781
5/31/2023	$10,670	$11,183	$11,111
5/31/2024	$11,243	$11,329	$11,724

Average Annual Total Returns

	1 Year	5 Years	10 Years
Class A Shares	5.37%	1.92%	1.18%
Bloomberg US Aggregate Bond IndexFootnote Reference*	1.31%	(0.17%)	1.26%
ICE BofA US 6-Month Treasury Bill Index	5.52%	2.22%	1.60%
Footnote	Description
Footnote*	The Fund has designated the Bloomberg US Aggregate Bond Index as its new broad-based securities market index in accordance with the SEC’s revised definition for such an index.

Visit www.FederatedHermes.com/us/FundInformation and click on the link to your fund and share class for more recent performance information.

Key Fund Statistics

Net Assets	$1,084,716,668
Number of Investments	207
Portfolio Turnover	10%
Total Advisory Fees Paid	$970,217

Annual Shareholder Report

Federated Hermes Government Ultrashort Fund

Fund Holdings

Top Security Types (% of Net Assets)

Value	Value
U.S. Government Agency Securities	1.4%
U.S. Treasury Securities	3.3%
Repurchase Agreements	27.0%
U.S. Government Agency Mortgage-Backed Securities	68.3%

Additional Information about the Fund

Additional information is available on the Fund’s website at www.FederatedHermes.com/us/FundInformation, including its:

• prospectus • financial information • holdings • proxy voting information

CUSIP 31420B706

28968-A (07/24)

Federated Securities Corp., Distributor

       www.federatedhermes.com/us

© 2024 Federated Hermes, Inc.

Federated Hermes Government Ultrashort Fund

Institutional Shares FGUSX

Annual Shareholder Report - May 31, 2024

A Portfolio of Federated Hermes Institutional Trust

This annual shareholder report contains important information about the Federated Hermes Government Ultrashort Fund (the "Fund") for the period of June 1, 2023 to May 31, 2024. You can find additional information at www.FederatedHermes.com/us/FundInformation. You can also request this information by contacting us at 1-800-341-7400, Option 4, or your financial advisor.

What were the Fund costs for the last year?

(based on a hypothetical $10,000 investment)

Class Name	Cost of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Institutional Shares	$27	0.26%

How did the fund perform last year and what affected its performance?

The following discussion compares the performance of the Fund to the ICE BofA US 6-Month Treasury Bill Index to show how the Fund’s performance compares to the returns of similar investments for the reporting period. See the Average Annual Total Returns table below for the returns of the Fund and related indexes, including the Bloomberg US Aggregate Bond Index, which represents the overall U.S. fixed-income market. The Fund seeks to provide current income by investing primarily in U.S. government securities and U.S. government agency securities, including U.S. government agency mortgage-backed securities.

Top Contributors to Performance

■ Sector allocation contributed to the Fund’s relative performance, as earlier declines in prices on agency mortgage-backed securities (MBS) were offset by higher yields and rising prices when bank demand for these instruments returned. The Fund increased its allocation to MBS securities over the period, from 54% to 68% of portfolio assets, contributing to overall Fund performance.

■ Security selection contributed to overall Fund performance, as the Fund purchased floating rate collateralized mortgage obligations at attractive spreads relative to historic levels.

Top Detractors from Performance

■ The Fund’s allocation to government money market instruments, while enhancing principal stability and liquidity, detracted from Fund performance as rising expectations for an easing by the Federal Reserve (the “Fed”) inverted the front end of the yield curve causing interest rates on long-term debt to be lower than those on short-term debt early in the reporting period.

■ The dramatic retracement of Fed easing expectations led to an increase in long-term interest rates and resulted in downward price pressure on fixed rate MBS held within the Fund.

Annual Shareholder Report

Federated Hermes Government Ultrashort Fund

Fund Performance

Keep in mind that the Fund’s past performance is not a good predictor of how the Fund will perform in the future. The graph and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares.

Cumulative Performance: 5/31/2014 to 5/31/2024

Total Return Based on $10,000 Investment

	Institutional Shares	Bloomberg US Aggregate Bond Index	ICE BofA US 6-Month Treasury Bill Index
5/31/2014	$10,000	$10,000	$10,000
5/31/2015	$10,036	$10,303	$10,015
5/31/2016	$10,029	$10,612	$10,057
5/31/2017	$10,111	$10,780	$10,122
5/31/2018	$10,244	$10,739	$10,256
5/31/2019	$10,462	$11,426	$10,502
5/31/2020	$10,684	$12,502	$10,752
5/31/2021	$10,745	$12,452	$10,772
5/31/2022	$10,687	$11,428	$10,781
5/31/2023	$10,988	$11,183	$11,111
5/31/2024	$11,595	$11,329	$11,724

Average Annual Total Returns

	1 Year	5 Years	10 Years
Institutional Shares	5.53%	2.08%	1.49%
Bloomberg US Aggregate Bond IndexFootnote Reference*	1.31%	(0.17%)	1.26%
ICE BofA US 6-Month Treasury Bill Index	5.52%	2.22%	1.60%
Footnote	Description
Footnote*	The Fund has designated the Bloomberg US Aggregate Bond Index as its new broad-based securities market index in accordance with the SEC’s revised definition for such an index.

Visit www.FederatedHermes.com/us/FundInformation and click on the link to your fund and share class for more recent performance information.

Key Fund Statistics

Net Assets	$1,084,716,668
Number of Investments	207
Portfolio Turnover	10%
Total Advisory Fees Paid	$970,217

Annual Shareholder Report

Federated Hermes Government Ultrashort Fund

Fund Holdings

Top Security Types (% of Net Assets)

Value	Value
U.S. Government Agency Securities	1.4%
U.S. Treasury Securities	3.3%
Repurchase Agreements	27.0%
U.S. Government Agency Mortgage-Backed Securities	68.3%

Additional Information about the Fund

Additional information is available on the Fund’s website at www.FederatedHermes.com/us/FundInformation, including its:

• prospectus • financial information • holdings • proxy voting information

CUSIP 31420B888

28968-B (07/24)

Federated Securities Corp., Distributor

       www.federatedhermes.com/us

© 2024 Federated Hermes, Inc.

Federated Hermes Government Ultrashort Fund

Service Shares FEUSX

Annual Shareholder Report - May 31, 2024

A Portfolio of Federated Hermes Institutional Trust

This annual shareholder report contains important information about the Federated Hermes Government Ultrashort Fund (the "Fund") for the period of June 1, 2023 to May 31, 2024. You can find additional information at www.FederatedHermes.com/us/FundInformation. You can also request this information by contacting us at 1-800-341-7400, Option 4, or your financial advisor.

What were the Fund costs for the last year?

(based on a hypothetical $10,000 investment)

Class Name	Cost of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Service Shares	$37	0.36%

How did the fund perform last year and what affected its performance?

The following discussion compares the performance of the Fund to the ICE BofA US 6-Month Treasury Bill Index to show how the Fund’s performance compares to the returns of similar investments for the reporting period. See the Average Annual Total Returns table below for the returns of the Fund and related indexes, including the Bloomberg US Aggregate Bond Index, which represents the overall U.S. fixed-income market. The Fund seeks to provide current income by investing primarily in U.S. government securities and U.S. government agency securities, including U.S. government agency mortgage-backed securities.

Top Contributors to Performance

■ Sector allocation contributed to the Fund’s relative performance, as earlier declines in prices on agency mortgage-backed securities (MBS) were offset by higher yields and rising prices when bank demand for these instruments returned. The Fund increased its allocation to MBS securities over the period, from 54% to 68% of portfolio assets, contributing to overall Fund performance.

■ Security selection contributed to overall Fund performance, as the Fund purchased floating rate collateralized mortgage obligations at attractive spreads relative to historic levels.

Top Detractors from Performance

■ The Fund’s allocation to government money market instruments, while enhancing principal stability and liquidity, detracted from Fund performance as rising expectations for an easing by the Federal Reserve (the “Fed”) inverted the front end of the yield curve causing interest rates on long-term debt to be lower than those on short-term debt early in the reporting period.

■ The dramatic retracement of Fed easing expectations led to an increase in long-term interest rates and resulted in downward price pressure on fixed rate MBS held within the Fund.

Annual Shareholder Report

Federated Hermes Government Ultrashort Fund

Fund Performance

Keep in mind that the Fund’s past performance is not a good predictor of how the Fund will perform in the future. The graph and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares.

Cumulative Performance: 5/31/2014 to 5/31/2024

Total Return Based on $10,000 Investment

	Service Shares	Bloomberg US Aggregate Bond Index	ICE BofA US 6-Month Treasury Bill Index
5/31/2014	$10,000	$10,000	$10,000
5/31/2015	$10,026	$10,303	$10,015
5/31/2016	$9,999	$10,612	$10,057
5/31/2017	$10,070	$10,780	$10,122
5/31/2018	$10,192	$10,739	$10,256
5/31/2019	$10,400	$11,426	$10,502
5/31/2020	$10,621	$12,502	$10,752
5/31/2021	$10,660	$12,452	$10,772
5/31/2022	$10,604	$11,428	$10,781
5/31/2023	$10,892	$11,183	$11,111
5/31/2024	$11,483	$11,329	$11,724

Average Annual Total Returns

	1 Year	5 Years	10 Years
Service Shares	5.42%	2.00%	1.39%
Bloomberg US Aggregate Bond IndexFootnote Reference*	1.31%	(0.17%)	1.26%
ICE BofA US 6-Month Treasury Bill Index	5.52%	2.22%	1.60%
Footnote	Description
Footnote*	The Fund has designated the Bloomberg US Aggregate Bond Index as its new broad-based securities market index in accordance with the SEC’s revised definition for such an index.

Visit www.FederatedHermes.com/us/FundInformation and click on the link to your fund and share class for more recent performance information.

Key Fund Statistics

Net Assets	$1,084,716,668
Number of Investments	207
Portfolio Turnover	10%
Total Advisory Fees Paid	$970,217

Annual Shareholder Report

Federated Hermes Government Ultrashort Fund

Fund Holdings

Top Security Types (% of Net Assets)

Value	Value
U.S. Government Agency Securities	1.4%
U.S. Treasury Securities	3.3%
Repurchase Agreements	27.0%
U.S. Government Agency Mortgage-Backed Securities	68.3%

Additional Information about the Fund

Additional information is available on the Fund’s website at www.FederatedHermes.com/us/FundInformation, including its:

• prospectus • financial information • holdings • proxy voting information

CUSIP 31420B805

28968-C (07/24)

Federated Securities Corp., Distributor

       www.federatedhermes.com/us

© 2024 Federated Hermes, Inc.

Item 2.	Code of Ethics

(a) As of the end of the period covered by this report, the registrant has adopted a code of ethics (the “Section 406 Standards for Investment Companies - Ethical Standards for Principal Executive and Financial Officers”) that applies to the registrant’s Principal Executive Officer and Principal Financial Officer; the registrant’s Principal Financial Officer also serves as the Principal Accounting Officer.

(c) There was no amendment to the registrant’s code of ethics described in Item 2(a) above during the period covered by the report.

(d) There was no waiver granted, either actual or implicit, from a provision to the registrant’s code of ethics described in Item 2(a) above during the period covered by the report.

(e) Not Applicable

(f)(3) The registrant hereby undertakes to provide any person, without charge, upon request, a copy of the code of ethics. To request a copy of the code of ethics, contact the registrant at 1-800-341-7400, and ask for a copy of the Section 406 Standards for Investment Companies - Ethical Standards for Principal Executive and Financial Officers.

Item 3.	Audit Committee Financial Expert

The registrant’s Board has determined that each of the following members of the Board’s Audit Committee is an “audit committee financial expert,” and is “independent,” for purposes of this Item 3: Thomas M. O’Neill and John S. Walsh.

Item 4.	Principal Accountant Fees and Services

(a)       Audit Fees billed to the registrant for the two most recent fiscal years:

Fiscal year ended 2024 – $108,377

Fiscal year ended 2023 - $103,896

(b)       Audit-Related Fees billed to the registrant for the two most recent fiscal years:

Fiscal year ended 2024 - $0

Fiscal year ended 2023 - $0

Amount requiring approval of the registrant’s Audit Committee pursuant to paragraph (c)(7)(ii) of Rule 2-01 of Regulation S-X, $0 and $0 respectively.

(c)        Tax Fees billed to the registrant for the two most recent fiscal years:

Fiscal year ended 2024 - $0

Fiscal year ended 2023 - $0

Amount requiring approval of the registrant’s Audit Committee pursuant to paragraph (c)(7)(ii) of Rule 2-01 of Regulation S-X, $0 and $0 respectively.

(d)       All Other Fees billed to the registrant for the two most recent fiscal years:

Fiscal year ended 2024 - $0

Fiscal year ended 2023 - $0

Amount requiring approval of the registrant’s Audit Committee pursuant to paragraph (c)(7)(ii) of Rule 2-01 of Regulation S-X, $31,761 and $63,261 respectively. Fiscal year ended 2024- Service fees for analysis of potential Passive Foreign Investment Company holdings. Fiscal year ended 2023- Service fees for analysis of potential Passive Foreign Investment Company holdings.

(e)(1) Audit Committee Policies regarding Pre-approval of Services.

The Audit Committee is required to pre-approve audit and non-audit services performed by the independent auditor in order to assure that the provision of such services do not impair the auditor’s independence. Unless a type of service to be provided by the independent auditor has received general pre-approval, it will require specific pre-approval by the Audit Committee. Any proposed services exceeding pre-approved cost levels will require specific pre-approval by the Audit Committee.

Certain services have the general pre-approval of the Audit Committee. The term of the general pre-approval is 12 months from the date of pre-approval, unless the Audit Committee specifically provides for a different period. The Audit Committee will annually review the services that may be provided by the independent auditor without obtaining specific pre-approval from the Audit Committee and may grant general pre-approval for such services. The Audit Committee will revise the list of general pre-approved services from time to time, based on subsequent determinations. The Audit Committee will not delegate to management its responsibilities to pre-approve services performed by the independent auditor.

The Audit Committee has delegated pre-approval authority to its chairman (the “Chairman”) for services that do not exceed a specified dollar threshold. The Chairman or Chief Audit Executive will report any such pre-approval decisions to the Audit Committee at its next scheduled meeting. The Committee will designate another member with such pre-approval authority when the Chairman is unavailable.

AUDIT SERVICES

The annual audit services engagement terms and fees will be subject to the specific pre-approval of the Audit Committee. The Audit Committee will approve, if necessary, any changes in terms, conditions and fees resulting from changes in audit scope, registered investment company (RIC) structure or other matters.

In addition to the annual audit services engagement specifically approved by the Audit Committee, the Audit Committee may grant general pre-approval for other audit services, which are those services that only the independent auditor reasonably can provide. The Audit Committee has pre-approved certain audit services; with limited exception, all other audit services must be specifically pre-approved by the Audit Committee.

AUDIT-RELATED SERVICES

Audit-related services are assurance and related services that are reasonably related to the performance of the audit or review of the RIC’s financial statements or that are traditionally performed by the independent auditor. The Audit Committee believes that the provision of audit-related services does not impair the independence of the auditor, and has pre-approved certain audit-related services; all other audit-related services must be specifically pre-approved by the Audit Committee.

TAX SERVICES

The Audit Committee believes that the independent auditor can provide tax services to the RIC such as tax compliance, tax planning and tax advice without impairing the auditor’s independence. However, the Audit Committee will not permit the retention of the independent auditor in connection with a transaction initially recommended by the independent auditor, the purpose of which may be tax avoidance and the tax treatment of which may not be supported in the Internal Revenue Code and related regulations. The Audit Committee has pre-approved certain tax services; with limited exception, all tax services involving large and complex transactions must be specifically pre-approved by the Audit Committee.

ALL OTHER SERVICES

With respect to the provision of permissible services other than audit, review or attest services the pre-approval requirement is waived if:

(1)	With respect to such services rendered to the Funds, the aggregate amount of all such services provided constitutes no more than five percent of the total amount of revenues paid by the audit client to its accountant during the fiscal year in which the services are provided; and,

(2)	With respect to such services rendered to the Fund’s investment adviser ( the “Adviser”)and any entity controlling, controlled by to under common control with the Adviser such as affiliated non-U.S. and U.S. funds not under the Audit Committee’s purview and which do not fall within a category of service which has been determined by the Audit Committee not to have a direct impact on the operations or financial reporting of the RIC, the aggregate amount of all services provided constitutes no more than five percent of the total amount of revenues paid to the RIC’s auditor by the RIC, its Adviser and any entity controlling, controlled by, or under common control with the Adviser during the fiscal year in which the services are provided; and

(3)	Such services were not recognized by the issuer or RIC at the time of the engagement to be non-audit services; and

(4)	Such services are promptly brought to the attention of the Audit Committee and approved prior to the completion of the audit by the Audit Committee or by one or more members of the Audit Committee who are members of the Board of Directors to whom authority to grant such approvals has been delegated by the Audit Committee.

The Audit Committee may grant general pre-approval to those permissible non-audit services which qualify for pre-approval and which it believes are routine and recurring services, and would not impair the independence of the auditor.

The Securities and Exchange Commission’s (the “SEC”) rules and relevant guidance should be consulted to determine the precise definitions of these services and applicability of exceptions to certain of the prohibitions.

PRE-APPROVAL FEE LEVELS

Pre-approval fee levels for all services to be provided by the independent auditor will be established annually by the Audit Committee. Any proposed services exceeding these levels will require specific pre-approval by the Audit Committee.

PROCEDURES

Requests or applications to provide services that require specific approval by the Audit Committee will be submitted to the Audit Committee by the Fund’s Principal Accounting Officer and/or the Chief Audit Executive of Federated Hermes, Inc., only after those individuals have determined that the request or application is consistent with the SEC’s rules on auditor independence.

(e)(2)	Percentage of services identified in items 4(b) through 4(d) that were approved by the registrant’s Audit Committee pursuant to paragraph (c)(7)(i)(C) of Rule 2-01 of Regulation S-X:

4(b)

Fiscal year ended 2024 – 0%

Fiscal year ended 2023 - 0%

Percentage of services provided to the registrant’s Adviser and any entity controlling, controlled by, or under common control with the Adviser that provides ongoing services to the registrant that were approved by the registrant’s Audit Committee pursuant to paragraph (c)(7)(i)(C) of Rule 2-01 of Regulation S-X, 0% and 0% respectively.

4(c)

Fiscal year ended 2024 – 0%

Fiscal year ended 2023 – 0%

Percentage of services provided to the registrant’s Adviser and any entity controlling, controlled by, or under common control with the Adviser that provides ongoing services to the registrant that were approved by the registrant’s Audit Committee pursuant to paragraph (c)(7)(i)(C) of Rule 2-01 of Regulation S-X, 0% and 0% respectively.

4(d)

Fiscal year ended 2024 – 0%

Fiscal year ended 2023 – 0%

Percentage of services provided to the registrant’s Adviser and any entity controlling, controlled by, or under common control with the Adviser that provides ongoing services to the registrant that were approved by the registrant’s Audit Committee pursuant to paragraph (c)(7)(i)(C) of Rule 2-01 of Regulation S-X, 0% and 0% respectively.

(f)	NA

(g)	Non-Audit Fees billed to the registrant, the registrant’s Adviser, and certain entities controlling, controlled by or under common control with the Adviser:

Fiscal year ended 2024 - $180,214

Fiscal year ended 2023 - $355,616

(h)	The registrant’s Audit Committee has considered that the provision of non-audit services that were rendered to the registrant’s Adviser (not including any sub-adviser whose role is primarily portfolio management and is subcontracted with or overseen by another investment adviser), and any entity controlling, controlled by, or under common control with the Adviser that provides ongoing services to the registrant that were not pre-approved pursuant to paragraph (c)(7)(ii) of Rule 2-01 of Regulation S-X is compatible with maintaining the principal accountant’s independence.
Item 5.	Audit Committee of Listed Registrants

Not Applicable

Item 6.	Schedule of Investments

(a) The registrant’s Schedule of Investments is included as part of the Financial Statements filed under Item 7 of this form.

(b) Not Applicable.

Item 7.	Financial Statements and Financial Highlights for Open-End Management Companies

Annual Financial Statements
and Additional Information
May 31, 2024

Share Class | Ticker	A | FGUAX	Institutional | FGUSX	Service | FEUSX	R6 | FGULX

Federated Hermes Government Ultrashort Fund

A Portfolio of Federated Hermes Institutional Trust

Not FDIC Insured ▪ May Lose Value ▪ No Bank Guarantee

Portfolio of Investments
May 31, 2024
Principal Amount			Value
	[1]	COLLATERALIZED MORTGAGE OBLIGATIONS—59.3%
		Federal Home Loan Mortgage Corporation—30.8%
$ 381,437		Class FE, 5.838% (30-DAY AVERAGE SOFR +0.514%), 7/15/2036	$ 375,358
28,902		Series 2111, Class MA, 5.938% (30-DAY AVERAGE SOFR +0.614%), 1/15/2029	28,876
29,531		Series 2111, Class MB, 5.938% (30-DAY AVERAGE SOFR +0.614%), 1/15/2029	29,504
30,159		Series 2111, Class MC, 5.938% (30-DAY AVERAGE SOFR +0.614%), 1/15/2029	30,132
26,636		Series 2286, Class FA, 5.838% (30-DAY AVERAGE SOFR +0.514%), 2/15/2031	26,543
67,861		Series 2296, Class FC, 5.938% (30-DAY AVERAGE SOFR +0.614%), 6/15/2029	67,712
111,109		Series 2326, Class FJ, 6.388% (30-DAY AVERAGE SOFR +1.064%), 6/15/2031	111,426
193,706		Series 2344, Class FP, 6.388% (30-DAY AVERAGE SOFR +1.064%), 8/15/2031	194,279
80,466		Series 2367, Class FG, 6.058% (30-DAY AVERAGE SOFR +0.734%), 6/15/2031	80,430
32,341		Series 2380, Class FI, 6.038% (30-DAY AVERAGE SOFR +0.714%), 6/15/2031	32,312
170,093		Series 2380, Class FL, 6.038% (30-DAY AVERAGE SOFR +0.714%), 11/15/2031	169,983
106,462		Series 2386, Class FE, 6.138% (30-DAY AVERAGE SOFR +0.814%), 6/15/2031	106,609
43,282		Series 2389, Class FI, 6.188% (30-DAY AVERAGE SOFR +0.864%), 6/15/2031	43,391
12,190		Series 2395, Class FT, 5.888% (30-DAY AVERAGE SOFR +0.564%), 12/15/2031	12,152
11,506		Series 2396, Class FL, 6.038% (30-DAY AVERAGE SOFR +0.714%), 12/15/2031	11,499
133,872		Series 2412, Class OF, 6.388% (30-DAY AVERAGE SOFR +1.064%), 12/15/2031	134,280
45,085		Series 2418, Class FO, 6.338% (30-DAY AVERAGE SOFR +1.014%), 2/15/2032	45,130
71,808		Series 242, Class F29, 5.688% (30-DAY AVERAGE SOFR +0.364%), 11/15/2036	70,472
53,998		Series 244, Class F22, 5.788% (30-DAY AVERAGE SOFR +0.464%), 12/15/2036	53,079
127,223		Series 244, Class F30, 5.738% (30-DAY AVERAGE SOFR +0.414%), 12/15/2036	125,130
38,539		Series 2451, Class FC, 6.438% (30-DAY AVERAGE SOFR +1.114%), 5/15/2031	38,696
3,852		Series 2452, Class FG, 5.988% (30-DAY AVERAGE SOFR +0.664%), 3/15/2032	3,841
61,988		Series 2460, Class FE, 6.438% (30-DAY AVERAGE SOFR +1.114%), 6/15/2032	62,265
15,638		Series 2470, Class FI, 5.838% (30-DAY AVERAGE SOFR +0.514%), 10/15/2026	15,616
39,071		Series 2470, Class FW, 6.438% (30-DAY AVERAGE SOFR +1.114%), 5/15/2031	39,230
37,409		Series 2470, Class FX, 6.438% (30-DAY AVERAGE SOFR +1.114%), 5/15/2031	37,561
62,266		Series 2470, Class GF, 6.438% (30-DAY AVERAGE SOFR +1.114%), 6/15/2032	62,545
35,119		Series 2471, Class FS, 5.938% (30-DAY AVERAGE SOFR +0.614%), 2/15/2032	34,936
163,541		Series 2475, Class FL, 6.438% (30-DAY AVERAGE SOFR +1.114%), 2/15/2032	164,252
109,027		Series 2476, Class FC, 6.438% (30-DAY AVERAGE SOFR +1.114%), 2/15/2032	109,501
58,463		Series 2477, Class FD, 5.838% (30-DAY AVERAGE SOFR +0.514%), 7/15/2032	58,223
44,823		Series 2479, Class FA, 5.838% (30-DAY AVERAGE SOFR +0.514%), 8/15/2032	44,736
28,698		Series 2481, Class FC, 6.438% (30-DAY AVERAGE SOFR +1.114%), 5/15/2031	28,815
57,590		Series 2493, Class F, 5.838% (30-DAY AVERAGE SOFR +0.514%), 9/15/2029	57,413
29,834		Series 2495, Class F, 5.838% (30-DAY AVERAGE SOFR +0.514%), 9/15/2032	29,790
64,436		Series 2498, Class HF, 6.438% (30-DAY AVERAGE SOFR +1.114%), 6/15/2032	64,724
37,765		Series 2504, Class FP, 5.938% (30-DAY AVERAGE SOFR +0.614%), 3/15/2032	37,562
110,475		Series 2526, Class FC, 5.838% (30-DAY AVERAGE SOFR +0.514%), 11/15/2032	110,026
95,793		Series 2530, Class FK, 5.838% (30-DAY AVERAGE SOFR +0.514%), 6/15/2029	95,420
185,977		Series 2551, Class FD, 5.838% (30-DAY AVERAGE SOFR +0.514%), 1/15/2033	184,526
31,941		Series 2610, Class FD, 5.938% (30-DAY AVERAGE SOFR +0.614%), 12/15/2032	31,735
583,664		Series 2631, Class FC, 5.838% (30-DAY AVERAGE SOFR +0.514%), 6/15/2033	578,845
122,428		Series 2671, Class F, 5.888% (30-DAY AVERAGE SOFR +0.564%), 9/15/2033	121,502
167,175		Series 2684, Class FV, 6.338% (30-DAY AVERAGE SOFR +1.014%), 10/15/2033	167,506
770,087		Series 2750, Class FG, 5.838% (30-DAY AVERAGE SOFR +0.514%), 2/15/2034	762,453
1,965,081		Series 2750, Class FH, 5.938% (30-DAY AVERAGE SOFR +0.614%), 2/15/2034	1,954,082
45,817		Series 2796, Class FD, 5.788% (30-DAY AVERAGE SOFR +0.464%), 7/15/2026	45,743
250,496		Series 2812, Class LF, 5.838% (30-DAY AVERAGE SOFR +0.514%), 6/15/2034	249,555
Annual Financial Statements and Additional Information

Principal Amount			Value
	[1]	COLLATERALIZED MORTGAGE OBLIGATIONS—continued
		Federal Home Loan Mortgage Corporation—continued
$ 229,669		Series 3036, Class NF, 5.738% (30-DAY AVERAGE SOFR +0.414%), 8/15/2035	$ 225,804
48,320		Series 3085, Class FW, 6.138% (30-DAY AVERAGE SOFR +0.814%), 8/15/2035	48,529
336,626		Series 3085, Class VF, 5.758% (30-DAY AVERAGE SOFR +0.434%), 12/15/2035	331,667
340,299		Series 3184, Class JF, 5.838% (30-DAY AVERAGE SOFR +0.514%), 7/15/2036	335,492
28,763		Series 3300, Class FA, 5.738% (30-DAY AVERAGE SOFR +0.414%), 8/15/2035	28,276
28,865		Series 3325, Class NF, 5.738% (30-DAY AVERAGE SOFR +0.414%), 8/15/2035	28,377
367,018		Series 3380, Class FP, 5.788% (30-DAY AVERAGE SOFR +0.464%), 11/15/2036	360,756
294,035		Series 3542, Class NF, 6.188% (30-DAY AVERAGE SOFR +0.864%), 7/15/2036	293,028
1,516,125		Series 4689, Class FD, 5.788% (30-DAY AVERAGE SOFR +0.464%), 6/15/2047	1,458,526
1,029,365		Series 4821, Class FL, 5.760% (30-DAY AVERAGE SOFR +0.414%), 6/15/2048	989,478
15,406,879		Series 4915, Class FD, 5.888% (30-DAY AVERAGE SOFR +0.564%), 9/25/2049	14,981,678
3,032,313		Series 4925, Class FH, 5.838% (30-DAY AVERAGE SOFR +0.514%), 10/25/2049	2,958,022
2,509,771		Series 4936, Class PF, 5.938% (30-DAY AVERAGE SOFR +0.614%), 12/25/2049	2,399,219
6,956,560		Series 4965, Class KF, 6.088% (30-DAY AVERAGE SOFR +0.764%), 4/25/2050	6,715,803
31,525,049		Series 5323 FA, Class FA, 5.973% (30-DAY AVERAGE SOFR +0.650%), 7/25/2053	30,930,137
28,971,918		Series KF146, Class AS, 6.207% (30-DAY AVERAGE SOFR +0.880%), 10/25/2032	29,202,242
26,000,000		Series KF147, Class AS, 6.207% (30-DAY AVERAGE SOFR +0.880%), 11/25/2032	26,086,986
23,425,000		FHLMC REMIC Series KF148, Class AS, 6.167% (30-DAY AVERAGE SOFR +0.840%), 11/25/2032	23,476,989
22,992,282		FHLMC REMIC Series KF149, Class AS, 5.967% (30-DAY AVERAGE SOFR +0.640%), 12/25/2032	22,910,151
40,000,000		Series KF150, Class AS, 5.887% (30-DAY AVERAGE SOFR +0.560%), 12/25/2032	39,920,048
42,206,269		Series KF1-51, Class AS, 5.837% (30-DAY AVERAGE SOFR +0.510%), 12/25/2032	42,232,475
53,350,000		FHLMC REMIC Series KF157, Class AS, 5.987% (30-DAY AVERAGE SOFR +0.660%), 4/25/2033	53,751,165
4,255,526		Series KF73, Class AS, 5.997% (SOFR +0.670%), 11/25/2029	4,242,747
12,539,975		Series KF76, Class AS, 5.937% (SOFR +0.610%), 1/25/2030	12,501,822
1,379,994		Series KF85, Class AL, 5.741% (30-DAY AVERAGE SOFR +0.414%), 8/25/2030	1,378,173
3,763,303		Series KF87, Class AL, 5.791% (30-DAY AVERAGE SOFR +0.464%), 8/25/2030	3,738,942
6,190,436		Series KF88, Class AL, 5.771% (30-DAY AVERAGE SOFR +0.444%), 9/25/2030	6,181,897
		TOTAL	334,647,825
		Federal National Mortgage Association—9.9%
65,212		Class FB, 5.938% (30-DAY AVERAGE SOFR +0.614%), 8/25/2039	64,695
292,048		Class NF, 6.038% (30-DAY AVERAGE SOFR +0.714%), 2/25/2037	291,997
11,209		Series 1998-22, Class FA, 5.837% (30-DAY AVERAGE SOFR +0.514%), 4/18/2028	11,180
14,075		Series 2000-34, Class F, 5.888% (30-DAY AVERAGE SOFR +0.564%), 10/25/2030	13,978
5,850		Series 2000-37, Class FA, 5.938% (30-DAY AVERAGE SOFR +0.614%), 11/25/2030	5,819
88		Series 2001-34, Class FB, 5.737% (30-DAY AVERAGE SOFR +0.414%), 12/18/2028	88
10,983		Series 2001-34, Class FL, 5.938% (30-DAY AVERAGE SOFR +0.614%), 8/25/2031	10,976
46,159		Series 2001-46, Class F, 5.837% (30-DAY AVERAGE SOFR +0.514%), 9/18/2031	46,094
76,439		Series 2001-53, Class FX, 5.788% (30-DAY AVERAGE SOFR +0.464%), 10/25/2031	75,798
144,915		Series 2001-56, Class FG, 5.938% (30-DAY AVERAGE SOFR +0.614%), 10/25/2031	144,785
51,826		Series 2001-68, Class FD, 5.938% (30-DAY AVERAGE SOFR +0.614%), 12/25/2031	51,731
112,563		Series 2002-17, Class JF, 6.438% (30-DAY AVERAGE SOFR +1.114%), 4/25/2032	113,093
117,270		Series 2002-34, Class FC, 6.437% (30-DAY AVERAGE SOFR +1.114%), 12/18/2031	117,774
71,986		Series 2002-37, Class F, 6.238% (30-DAY AVERAGE SOFR +0.914%), 11/25/2031	71,956
4,122		Series 2002-39, Class FB, 5.987% (30-DAY AVERAGE SOFR +0.664%), 3/18/2032	4,108
42,901		Series 2002-4, Class FJ, 5.888% (30-DAY AVERAGE SOFR +0.564%), 2/25/2032	42,682
26,113		Series 2002-41, Class F, 5.988% (30-DAY AVERAGE SOFR +0.664%), 7/25/2032	26,081
328,292		Series 2002-47, Class NF, 6.438% (30-DAY AVERAGE SOFR +1.114%), 4/25/2032	329,851
55,056		Series 2002-52, Class FD, 5.938% (30-DAY AVERAGE SOFR +0.614%), 9/25/2032	54,853
66,504		Series 2002-53, Class FG, 6.538% (30-DAY AVERAGE SOFR +1.214%), 7/25/2032	66,992
240,115		Series 2002-58, Class FD, 6.038% (30-DAY AVERAGE SOFR +0.714%), 8/25/2032	239,450
80,819		Series 2002-64, Class FJ, 6.438% (30-DAY AVERAGE SOFR +1.114%), 4/25/2032	81,199
Annual Financial Statements and Additional Information

Principal Amount			Value
	[1]	COLLATERALIZED MORTGAGE OBLIGATIONS—continued
		Federal National Mortgage Association—continued
$ 17,877		Series 2002-74, Class FV, 5.888% (30-DAY AVERAGE SOFR +0.564%), 11/25/2032	$ 17,859
47,713		Series 2002-75, Class FD, 6.437% (30-DAY AVERAGE SOFR +1.114%), 11/18/2032	47,930
130,204		Series 2002-77, Class FH, 5.837% (30-DAY AVERAGE SOFR +0.514%), 12/18/2032	129,730
90,741		Series 2002-8, Class FA, 6.187% (30-DAY AVERAGE SOFR +0.864%), 3/18/2032	90,816
29,279		Series 2002-82, Class FB, 5.938% (30-DAY AVERAGE SOFR +0.614%), 12/25/2032	29,124
121,826		Series 2002-82, Class FC, 6.438% (30-DAY AVERAGE SOFR +1.114%), 9/25/2032	122,412
1,564		Series 2002-82, Class FG, 5.888% (30-DAY AVERAGE SOFR +0.564%), 12/25/2032	1,561
261,636		Series 2002-89, Class F, 5.738% (30-DAY AVERAGE SOFR +0.414%), 1/25/2033	259,249
69,837		Series 2002-9, Class FH, 5.938% (30-DAY AVERAGE SOFR +0.614%), 3/25/2032	69,717
48,729		Series 2002-90, Class FH, 5.938% (30-DAY AVERAGE SOFR +0.614%), 9/25/2032	48,479
443,188		Series 2002-93, Class FJ, 5.988% (30-DAY AVERAGE SOFR +0.664%), 1/25/2033	441,283
100,605		Series 2003-102, Class FT, 5.838% (30-DAY AVERAGE SOFR +0.514%), 10/25/2033	100,163
249,747		Series 2003-107, Class FD, 5.938% (30-DAY AVERAGE SOFR +0.614%), 11/25/2033	248,104
603,644		Series 2003-116, Class HF, 5.988% (30-DAY AVERAGE SOFR +0.664%), 11/25/2033	600,383
185,724		Series 2003-121, Class FD, 5.838% (30-DAY AVERAGE SOFR +0.514%), 12/25/2033	184,254
42,232		Series 2003-14, Class FT, 5.938% (30-DAY AVERAGE SOFR +0.614%), 3/25/2033	42,002
85,329		Series 2003-19, Class FY, 5.838% (30-DAY AVERAGE SOFR +0.514%), 3/25/2033	84,675
50,193		Series 2003-2, Class FA, 5.938% (30-DAY AVERAGE SOFR +0.614%), 2/25/2033	49,928
76,969		Series 2003-21, Class TF, 5.888% (30-DAY AVERAGE SOFR +0.564%), 3/25/2033	76,425
175,014		Series 2003-66, Class FA, 5.788% (30-DAY AVERAGE SOFR +0.464%), 7/25/2033	173,009
195,981		Series 2003-79, Class FC, 5.888% (30-DAY AVERAGE SOFR +0.564%), 8/25/2033	194,097
400,053		Series 2004-17, Class FT, 5.838% (30-DAY AVERAGE SOFR +0.514%), 4/25/2034	396,316
200,123		Series 2004-2, Class FW, 5.838% (30-DAY AVERAGE SOFR +0.514%), 2/25/2034	199,480
223,032		Series 2004-49, Class FN, 5.838% (30-DAY AVERAGE SOFR +0.514%), 7/25/2034	221,936
529,048		Series 2004-49, Class FQ, 5.888% (30-DAY AVERAGE SOFR +0.564%), 7/25/2034	527,561
563,312		Series 2004-51, Class FY, 5.818% (30-DAY AVERAGE SOFR +0.494%), 7/25/2034	557,571
287,248		Series 2004-53, Class FC, 5.888% (30-DAY AVERAGE SOFR +0.564%), 7/25/2034	284,786
169,293		Series 2004-64, Class FW, 5.888% (30-DAY AVERAGE SOFR +0.564%), 8/25/2034	168,354
296,101		Series 2005-104, Class FA, 5.838% (30-DAY AVERAGE SOFR +0.514%), 12/25/2035	292,361
1,026,377		Series 2006-75, Class FP, 5.738% (30-DAY AVERAGE SOFR +0.414%), 8/25/2036	1,007,725
240,780		Series 2006-79, Class DF, 5.788% (30-DAY AVERAGE SOFR +0.464%), 8/25/2036	237,700
332,729		REMIC Series 2006-81, Class FA, 5.788% (30-DAY AVERAGE SOFR +0.464%), 9/25/2036	327,390
745,254		Series 2006-90, Class FE, 5.888% (30-DAY AVERAGE SOFR +0.564%), 9/25/2036	740,106
380,515		Series 2006-98, Class FB, 5.748% (30-DAY AVERAGE SOFR +0.424%), 10/25/2036	374,580
1,243,014		REMIC Series 2006-W1, Class 2AF1, 5.658% (30-DAY AVERAGE SOFR +0.334%), 2/25/2046	1,230,391
387,658		Series 2008-52, Class FD, 5.788% (30-DAY AVERAGE SOFR +0.464%), 6/25/2036	382,131
2,508,923		Series 2010-136, Class F, 5.938% (30-DAY AVERAGE SOFR +0.614%), 12/25/2040	2,475,877
4,844,294		Series 2012-116, Class FA, 5.738% (30-DAY AVERAGE SOFR +0.414%), 10/25/2042	4,734,617
3,409,869		Series 2018-31, Class FD, 5.738% (30-DAY AVERAGE SOFR +0.414%), 5/25/2048	3,266,883
10,155,501		REMIC Series 2018-70, Class HF, 5.788% (30-DAY AVERAGE SOFR +0.464%), 10/25/2058	9,886,784
4,940,769		Series 2018-95, Class FB, 5.838% (30-DAY AVERAGE SOFR +0.514%), 1/25/2049	4,781,582
18,585,307		Series 2019-41, Class FD, 5.938% (30-DAY AVERAGE SOFR +0.614%), 8/25/2059	18,147,251
7,112,378		Series 2019-81, Class FJ, 5.938% (30-DAY AVERAGE SOFR +0.614%), 1/25/2050	6,901,855
15,686,765		Series 2023-42, Class FB, 5.788% (30-DAY AVERAGE SOFR +0.464%), 11/25/2048	15,312,006
9,623,901		Series 2023-42, Class FC, 5.868% (30-DAY AVERAGE SOFR +0.544%), 12/25/2049	9,433,710
10,287,370		Series 2023-42, Class FD, 5.838% (30-DAY AVERAGE SOFR +0.514%), 9/25/2049	9,838,392
10,706,181		Series 2024-15, Class FA, 6.500% (30-DAY AVERAGE SOFR +0.000%), 4/25/2054	10,613,692
		TOTAL	107,217,417
		Government National Mortgage Association—18.6%
95,805		Series 2004-59, Class FV, 5.684% (CME Term SOFR 1 Month +0.364%), 10/20/2033	95,142
4,017,914		Series 2010-62, Class PF, 5.934% (CME Term SOFR 1 Month +0.614%), 5/20/2040	3,953,689
Annual Financial Statements and Additional Information

Principal Amount			Value
	[1]	COLLATERALIZED MORTGAGE OBLIGATIONS—continued
		Government National Mortgage Association—continued
$ 2,808,197		Series 2011-23, Class KF, 5.834% (CME Term SOFR 1 Month +0.514%), 2/16/2041	$ 2,754,959
1,727,120		Series 2011-51, Class FA, 5.834% (CME Term SOFR 1 Month +0.514%), 4/20/2041	1,691,975
1,625,032		Series 2012-H15, Class FB, 5.938% (CME Term SOFR 1 Month +0.614%), 6/20/2062	1,621,762
628,509		Series 2012-H18, Class FA, 5.988% (CME Term SOFR 1 Month +0.664%), 8/20/2062	627,598
1,163,062		Series 2012-H18, Class S.A., 6.018% (CME Term SOFR 1 Month +0.694%), 8/20/2062	1,161,652
3,304,240		Series 2012-H24, Class FC, 5.838% (CME Term SOFR 1 Month +0.514%), 10/20/2062	3,293,728
2,310,355		Series 2012-H25, Class BF, 5.818% (CME Term SOFR 1 Month +0.494%), 9/20/2062	2,302,945
1,827,459		Series 2012-H29, Class BF, 5.778% (CME Term SOFR 1 Month +0.454%), 11/20/2062	1,820,905
2,231,282		Series 2012-H29, Class CF, 5.778% (CME Term SOFR 1 Month +0.454%), 2/20/2062	2,221,675
1,098,471		Series 2012-H30, Class S.A., 5.808% (CME Term SOFR 1 Month +0.484%), 12/20/2062	1,094,900
1,935,603		Series 2012-H31, Class FA, 5.788% (CME Term SOFR 1 Month +0.464%), 11/20/2062	1,929,363
6,769,384		Series 2016-147, Class AF, 5.834% (CME Term SOFR 1 Month +0.514%), 10/20/2046	6,551,986
9,825,199		Series 2017-H08, Class FC, 6.038% (CME Term SOFR 1 Month +0.714%), 3/20/2067	9,804,133
6,379,945		Series 2019-10, Class FC, 5.884% (CME Term SOFR 1 Month +0.564%), 1/20/2049	6,204,813
16,580,915		Series 2021-H06, Class JF, 6.823% (30-DAY AVERAGE SOFR +1.500%), 4/20/2071	16,895,057
9,159,809		Series 2021-H06, Class TF, 6.823% (30-DAY AVERAGE SOFR +1.500%), 4/20/2071	9,329,199
8,949,971		Series 2022-H06, Class FL, 5.773% (30-DAY AVERAGE SOFR +0.450%), 1/20/2072	8,919,297
20,891,863		Series 2023-13, Class JF, 5.973% (30-DAY AVERAGE SOFR +0.650%), 1/20/2053	20,606,025
18,939,648		Series 2023-84, Class JF, 6.223% (30-DAY AVERAGE SOFR +0.900%), 6/20/2053	18,851,336
35,309,366		Series 2023-H01, Class FB, 6.173% (30-DAY AVERAGE SOFR +0.850%), 1/20/2073	35,449,280
44,849,129		Series 2024-44, Class KF, 6.173% (30-DAY AVERAGE SOFR +0.850%), 3/20/2054	44,624,919
		TOTAL	201,806,338
		TOTAL COLLATERALIZED MORTGAGE OBLIGATIONS (IDENTIFIED COST $646,843,819)	643,671,580
		MORTGAGE-BACKED SECURITIES—8.9%
		Federal Home Loan Mortgage Corporation—2.5%
15,836,446		6.000%, 9/1/2053	15,876,655
11,395,382		6.000%, 12/1/2053	11,420,754
		TOTAL	27,297,409
		Federal National Mortgage Association—6.4%
1,299,342		3.500%, 9/1/2049	1,168,715
10,590,509		5.500%, 2/1/2038	10,619,112
18,508,321		5.500%, 4/1/2038	18,535,173
20,826,092		6.000%, 1/1/2053	20,887,104
11,562,504		6.000%, 8/1/2053	11,591,861
5,930,218		6.500%, 5/1/2053	6,031,931
29,151		7.500%, 1/1/2032	30,366
61,624		7.500%, 8/1/2032	64,390
		TOTAL	68,928,652
		TOTAL MORTGAGE-BACKED SECURITIES (IDENTIFIED COST $96,828,707)	96,226,061
		U.S. TREASURIES—3.3%
		U.S. Treasury Bills—1.6%
1,000,000		United States Treasury Bill, 4.810%, 3/20/2025	959,927
1,000,000		United States Treasury Bill, 4.915%, 4/17/2025	956,087
3,000,000		United States Treasury Bill, 4.975%, 7/18/2024	2,980,261
3,000,000		United States Treasury Bill, 5.020%, 7/25/2024	2,977,092
3,000,000		United States Treasury Bill, 5.045%, 7/5/2024	2,985,932
2,000,000		United States Treasury Bill, 5.100%, 8/22/2024	1,976,677
2,000,000		United States Treasury Bill, 5.125%, 10/3/2024	1,964,683
Annual Financial Statements and Additional Information

Principal Amount			Value
		U.S. TREASURIES—continued
		U.S. Treasury Bills—continued
$ 3,000,000		United States Treasury Bill, 5.130%, 8/29/2024	$ 2,961,938
		TOTAL	17,762,597
	[1]	U.S. Treasury Notes—1.7%
6,000,000		United States Treasury Floating Rate Notes, 5.450% (91-day T-Bill +0.125%), 6/4/2024	6,002,820
5,000,000		United States Treasury Floating Rate Notes, 5.465% (91-day T-Bill +0.140%), 6/4/2024	5,001,672
2,500,000		United States Treasury Floating Rate Notes, 5.494% (91-day T-Bill +0.169%), 6/4/2024	2,501,891
3,000,000		United States Treasury Floating Rate Notes, 5.495% (91-day T-Bill +0.170%), 6/4/2024	3,002,436
2,000,000		United States Treasury Floating Rate Notes, 5.525% (91-day T-Bill +0.200%), 6/4/2024	2,001,699
		TOTAL	18,510,518
		TOTAL U.S. TREASURIES (IDENTIFIED COST $36,258,092)	36,273,115
		GOVERNMENT AGENCIES—1.4%
		Federal Home Loan Bank System—0.5%
2,000,000		4.640%, 1/27/2025	1,932,757
2,000,000		4.735%, 11/8/2024	1,954,410
1,000,000		5.305%, 5/12/2025	999,550
		TOTAL	4,886,717
	[1]	Federal Home Loan Bank System Floating Rate Notes—0.9%
5,000,000		5.420% (SOFR +0.090%), 9/16/2024	5,000,020
2,000,000		5.430% (SOFR +0.100%), 10/7/2024	1,999,979
2,000,000		5.490% (SOFR +0.160%), 7/21/2025	1,999,475
1,000,000		5.495% (SOFR +0.165%), 9/5/2025	1,001,084
		TOTAL	10,000,558
		TOTAL GOVERNMENT AGENCIES (IDENTIFIED COST $14,895,759)	14,887,275
	[1]	ADJUSTABLE RATE MORTGAGES—0.1%
		Federal National Mortgage Association ARM—0.1%
173,111		5.069%, 4/1/2033	170,217
52,767		5.970%, 9/1/2035	54,063
271,730		6.163%, 8/1/2034	274,698
6,126		6.182%, 8/1/2032	6,195
8,951		6.340%, 2/1/2033	9,025
5,529		6.415%, 12/1/2032	5,579
41,468		6.488%, 5/1/2040	41,364
39,914		6.488%, 8/1/2040	39,776
		TOTAL ADJUSTABLE RATE MORTGAGES (IDENTIFIED COST $609,853)	600,917
		REPURCHASE AGREEMENTS—27.0%
193,021,000		Interest in $1,538,000,000 joint repurchase agreement 5.34%, dated 5/31/2024 under which Bank of America, N.A. will repurchase securities provided as collateral for $1,538,684,410 on 6/3/2024. The securities provided as collateral at the end of the period held with BNY Mellon as tri-party agent, were U.S. Government Agency securities with various maturities to 5/20/2052 and the market value of those underlying securities was $1,569,458,098.	193,021,000
100,000,000		Interest in $1,000,000,000 joint repurchase agreement 5.34%, dated 5/31/2024 under which BMO Capital Markets Corp. will repurchase securities provided as collateral for $1,000,445,000 on 6/3/2024. The securities provided as collateral at the end of the period held with BNY Mellon as tri-party agent, were U.S. Government Agency and U.S. Treasury securities with various maturities to 5/20/2074 and the market value of those underlying securities was $1,030,370,799.	100,000,000
		TOTAL REPURCHASE AGREEMENTS (IDENTIFIED COST $293,021,000)	293,021,000
		TOTAL INVESTMENT IN SECURITIES—100.0% (IDENTIFIED COST $1,088,457,230)[2]	1,084,679,948
		OTHER ASSETS AND LIABILITIES - NET—0.0%[3]	36,720
		TOTAL NET ASSETS—100%	$1,084,716,668
Annual Financial Statements and Additional Information

1
Floating/adjustable note with current rate and current maturity or next reset date shown. Adjustable rate mortgage security coupons are based on the weighted average note rates of the underlying mortgages less the guarantee and servicing fees. These securities do not indicate an index and spread in their description above.

2	Also represents cost of investments for federal tax purposes.
3	Assets, other than investments in securities, less liabilities. See Statement of Assets and Liabilities.
Note: The categories of investments are shown as a percentage of total net assets at May 31, 2024.
Various inputs are used in determining the value of the Fund’s investments. These inputs are summarized in the three broad levels listed below:
Level 1—quoted prices in active markets for identical securities.
Level 2—other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.). Also includes securities valued at amortized cost.
Level 3—significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments).
The inputs or methodology used for valuing securities are not an indication of the risk associated with investing in those securities.
As of May 31, 2024, all investments of the Fund utilized Level 2 inputs in valuing the Fund’s assets carried at fair value.
The following acronym(s) are used throughout this portfolio:
ARM	—Adjustable Rate Mortgage
FHLMC	—Federal Home Loan Mortgage Corporation
REMIC	—Real Estate Mortgage Investment Conduit
SOFR	—Secured Overnight Financing Rate
See Notes which are an integral part of the Financial Statements
Annual Financial Statements and Additional Information

Financial Highlights–Class A Shares
(For a Share Outstanding Throughout Each Period)
	Year Ended May 31,
	2024	2023	2022	2021	2020
Net Asset Value, Beginning of Period	$9.78	$9.83	$9.90	$9.88	$9.83
Income From Investment Operations:
Net investment income (loss)[1]	0.53	0.34	0.00[2]	0.00[2]	0.11
Net realized and unrealized gain (loss)	(0.02)	(0.07)	(0.07)	0.03	0.08
Total From Investment Operations	0.51	0.27	(0.07)	0.03	0.19
Less Distributions:
Distributions from net investment income	(0.53)	(0.32)	(0.00)[2]	(0.01)	(0.14)
Distributions from net realized gain	—	—	(0.00)[2]	(0.00)[2]	—
Total Distributions	(0.53)	(0.32)	(0.00)[2]	(0.01)	(0.14)
Net Asset Value, End of Period	$9.76	$9.78	$9.83	$9.90	$9.88
Total Return[3]	5.37%	2.77%	(0.65)%	0.32%	1.92%
Ratios to Average Net Assets:
Net expenses[4]	0.41%	0.41%	0.41%	0.41%	0.50%
Net investment income	5.45%	3.52%	0.01%	0.09%	1.12%
Expense waiver/reimbursement[5]	0.15%	0.16%	0.17%	0.20%	0.28%
Supplemental Data:
Net assets, end of period (000 omitted)	$74,227	$43,347	$20,566	$34,072	$39,260
Portfolio turnover[6]	10%	76%	34%	30%	26%

1	Per share numbers have been calculated using the average shares method.
2	Represents less than $0.01.
3	Based on net asset value.
4	Amount does not reflect net expenses incurred by investment companies in which the Fund may invest.
5
This expense decrease is reflected in both the net expense and the net investment income ratios shown above. Amount does not reflect expense waiver/
reimbursement recorded by investment companies in which the Fund may invest.

6	Securities that mature are considered sales for purposes of this calculation.
See Notes which are an integral part of the Financial Statements
Annual Financial Statements and Additional Information

Financial Highlights–Institutional Shares
(For a Share Outstanding Throughout Each Period)
	Year Ended May 31,
	2024	2023	2022	2021	2020
Net Asset Value, Beginning of Period	$9.83	$9.89	$9.96	$9.93	$9.89
Income From Investment Operations:
Net investment income (loss)[1]	0.55	0.30	0.02	0.02	0.16
Net realized and unrealized gain (loss)	(0.02)	(0.03)	(0.07)	0.04	0.05
Total From Investment Operations	0.53	0.27	(0.05)	0.06	0.21
Less Distributions:
Distributions from net investment income	(0.55)	(0.33)	(0.02)	(0.03)	(0.17)
Distributions from net realized gain	—	—	(0.00)[2]	(0.00)[2]	—
Total Distributions	(0.55)	(0.33)	(0.02)	(0.03)	(0.17)
Net Asset Value, End of Period	$9.81	$9.83	$9.89	$9.96	$9.93
Total Return[3]	5.53%	2.82%	(0.54)%	0.57%	2.12%
Ratios to Average Net Assets:
Net expenses[4]	0.26%	0.26%	0.26%	0.26%	0.26%
Net investment income	5.60%	3.09%	0.17%	0.24%	1.66%
Expense waiver/reimbursement[5]	0.17%	0.17%	0.17%	0.22%	0.24%
Supplemental Data:
Net assets, end of period (000 omitted)	$695,495	$511,563	$786,207	$798,369	$806,378
Portfolio turnover[6]	10%	76%	34%	30%	26%

1	Per share numbers have been calculated using the average shares method.
2	Represents less than $0.01.
3	Based on net asset value.
4	Amount does not reflect net expenses incurred by investment companies in which the Fund may invest.
5
This expense decrease is reflected in both the net expense and the net investment income ratios shown above. Amount does not reflect expense waiver/
reimbursement recorded by investment companies in which the Fund may invest.

6	Securities that mature are considered sales for purposes of this calculation.
See Notes which are an integral part of the Financial Statements
Annual Financial Statements and Additional Information

Financial Highlights–Service Shares
(For a Share Outstanding Throughout Each Period)
	Year Ended May 31,
	2024	2023	2022	2021	2020
Net Asset Value, Beginning of Period	$9.83	$9.89	$9.95	$9.93	$9.88
Income From Investment Operations:
Net investment income (loss)[1]	0.54	0.32	0.01	0.02	0.16
Net realized and unrealized gain (loss)	(0.02)	(0.06)	(0.06)	0.02	0.05
Total From Investment Operations	0.52	0.26	(0.05)	0.04	0.21
Less Distributions:
Distributions from net investment income	(0.54)	(0.32)	(0.01)	(0.02)	(0.16)
Distributions from net realized gain	—	—	(0.00)[2]	(0.00)[2]	—
Total Distributions	(0.54)	(0.32)	(0.01)	(0.02)	(0.16)
Net Asset Value, End of Period	$9.81	$9.83	$9.89	$9.95	$9.93
Total Return[3]	5.42%	2.72%	(0.53)%	0.37%	2.12%
Ratios to Average Net Assets:
Net expenses[4]	0.36%	0.36%	0.36%	0.36%	0.36%
Net investment income	5.49%	3.20%	0.07%	0.14%	1.60%
Expense waiver/reimbursement[5]	0.17%	0.18%	0.17%	0.22%	0.24%
Supplemental Data:
Net assets, end of period (000 omitted)	$148,695	$151,233	$175,146	$187,175	$228,306
Portfolio turnover[6]	10%	76%	34%	30%	26%

1	Per share numbers have been calculated using the average shares method.
2	Represents less than $0.01.
3	Based on net asset value.
4	Amount does not reflect net expenses incurred by investment companies in which the Fund may invest.
5
This expense decrease is reflected in both the net expense and the net investment income ratios shown above. Amount does not reflect expense waiver/
reimbursement recorded by investment companies in which the Fund may invest.

6	Securities that mature are considered sales for purposes of this calculation.
See Notes which are an integral part of the Financial Statements
Annual Financial Statements and Additional Information

Financial Highlights–Class R6 Shares
(For a Share Outstanding Throughout Each Period)
	Year Ended May 31,
	2024	2023	2022	2021	2020
Net Asset Value, Beginning of Period	$9.84	$9.89	$9.95	$9.93	$9.89
Income From Investment Operations:
Net investment income (loss)[1]	0.55	0.34	0.02	0.03	0.15
Net realized and unrealized gain (loss)	(0.03)	(0.05)	(0.06)	0.02	0.06
Total From Investment Operations	0.52	0.29	(0.04)	0.05	0.21
Less Distributions:
Distributions from net investment income	(0.55)	(0.34)	(0.02)	(0.03)	(0.17)
Distributions from net realized gain	—	—	(0.00)[2]	(0.00)[2]	—
Total Distributions	(0.55)	(0.34)	(0.02)	(0.03)	(0.17)
Net Asset Value, End of Period	$9.81	$9.84	$9.89	$9.95	$9.93
Total Return[3]	5.44%	2.94%	(0.42)%	0.49%	2.14%
Ratios to Average Net Assets:
Net expenses[4]	0.24%	0.24%	0.24%	0.24%	0.24%
Net investment income	5.60%	3.41%	0.20%	0.26%	1.55%
Expense waiver/reimbursement[5]	0.15%	0.15%	0.14%	0.19%	0.22%
Supplemental Data:
Net assets, end of period (000 omitted)	$166,299	$147,802	$125,883	$72,998	$54,636
Portfolio turnover[6]	10%	76%	34%	30%	26%

1	Per share numbers have been calculated using the average shares method.
2	Represents less than $0.01.
3	Based on net asset value.
4	Amount does not reflect net expenses incurred by investment companies in which the Fund may invest.
5
This expense decrease is reflected in both the net expense and the net investment income ratios shown above. Amount does not reflect expense waiver/
reimbursement recorded by investment companies in which the Fund may invest.

6	Securities that mature are considered sales for purposes of this calculation.
See Notes which are an integral part of the Financial Statements
Annual Financial Statements and Additional Information

Statement of Assets and Liabilities
May 31, 2024

Assets:
Investment in repurchase agreements	$293,021,000
Investment in securities	791,658,948
Investment in securities, at value (identified cost $1,088,457,230)	1,084,679,948
Income receivable	1,447,343
Receivable for shares sold	2,443,501
Total Assets	1,088,570,792
Liabilities:
Payable for shares redeemed	3,138,614
Income distribution payable	515,057
Payable for investment adviser fee (Note 5)	2,901
Payable for administrative fee (Note 5)	2,289
Payable for custodian fees	20,506
Payable for other service fees (Notes 2 and 5)	21,421
Accrued expenses (Note 5)	153,336
Total Liabilities	3,854,124
Net assets for 110,636,762 shares outstanding	$1,084,716,668
Net Assets Consist of:
Paid-in capital	$1,094,356,669
Total distributable earnings (loss)	(9,640,001)
Total Net Assets	$1,084,716,668
Net Asset Value, Offering Price and Redemption Proceeds Per Share:
Class A Shares:
Net asset value per share ($74,227,314 ÷ 7,608,793 shares outstanding), no par value, unlimited shares authorized	$9.76
Institutional Shares:
Net asset value per share ($695,495,110 ÷ 70,910,931 shares outstanding), no par value, unlimited shares authorized	$9.81
Service Shares:
Net asset value per share ($148,695,480 ÷ 15,161,938 shares outstanding), no par value, unlimited shares authorized	$9.81
Class R6 Shares:
Net asset value per share ($166,298,764 ÷ 16,955,100 shares outstanding), no par value, unlimited shares authorized	$9.81
See Notes which are an integral part of the Financial Statements
Annual Financial Statements and Additional Information

Statement of Operations
Year Ended May 31, 2024

Investment Income:
Interest	$55,807,121
Expenses:
Investment adviser fee (Note 5)	2,379,737
Administrative fee (Note 5)	743,028
Custodian fees	44,354
Transfer agent fees (Note 2)	400,902
Directors’/Trustees’ fees (Note 5)	6,054
Auditing fees	32,270
Legal fees	11,151
Portfolio accounting fees	166,007
Other service fees (Notes 2 and 5)	253,911
Share registration costs	167,859
Printing and postage	35,087
Miscellaneous (Note 5)	62,419
TOTAL EXPENSES	4,302,779
Waiver and Reimbursements:
Waiver of investment adviser fee (Note 5)	(1,409,520)
Reimbursements of other operating expenses (Notes 2 and 5)	(149,119)
TOTAL WAIVER AND REIMBURSEMENTS	(1,558,639)
Net expenses	2,744,140
Net investment income	53,062,981
Realized and Unrealized Gain (Loss) on Investments:
Net realized loss on investments	(240,284)
Net change in unrealized depreciation of investments	(2,289,313)
Net realized and unrealized gain (loss) on investments	(2,529,597)
Change in net assets resulting from operations	$50,533,384
See Notes which are an integral part of the Financial Statements
Annual Financial Statements and Additional Information

Statement of Changes in Net Assets

Year Ended May 31	2024	2023
Increase (Decrease) in Net Assets
Operations:
Net investment income	$53,062,981	$30,067,233
Net realized gain (loss)	(240,284)	(2,989,168)
Net change in unrealized appreciation/depreciation	(2,289,313)	(2,589,180)
CHANGE IN NET ASSETS RESULTING FROM OPERATIONS	50,533,384	24,488,885
Distributions to Shareholders:
Class A Shares	(3,796,603)	(904,683)
Institutional Shares	(32,218,907)	(19,011,983)
Service Shares	(8,226,320)	(5,312,839)
Class R6 Shares	(8,835,844)	(4,991,392)
CHANGE IN NET ASSETS RESULTING FROM DISTRIBUTIONS TO SHAREHOLDERS	(53,077,674)	(30,220,897)
Share Transactions:
Proceeds from sale of shares	837,676,145	644,979,468
Net asset value of shares issued to shareholders in payment of distributions declared	45,376,531	25,848,242
Cost of shares redeemed	(649,736,478)	(918,953,170)
CHANGE IN NET ASSETS RESULTING FROM SHARE TRANSACTIONS	233,316,198	(248,125,460)
Change in net assets	230,771,908	(253,857,472)
Net Assets:
Beginning of period	853,944,760	1,107,802,232
End of period	$1,084,716,668	$853,944,760
See Notes which are an integral part of the Financial Statements
Annual Financial Statements and Additional Information

Notes to Financial Statements
May 31, 2024
1. ORGANIZATION
Federated Hermes Institutional Trust (the “Trust”) is registered under the Investment Company Act of 1940, as amended (the “Act”), as an open-end management investment company. The Trust consists of three portfolios. The financial statements included herein are only those of Federated Hermes Government Ultrashort Fund (the “Fund”), a diversified portfolio. The financial statements of the other portfolios are presented separately. The assets of each portfolio are segregated and a shareholder’s interest is limited to the portfolio in which shares are held. Each portfolio pays its own expenses. The Fund offers four classes of shares: Class A Shares, Institutional Shares, Service Shares and Class R6 Shares. All shares of the Fund have equal rights with respect to voting, except on class-specific matters. The investment objective of the Fund is current income.
2. SIGNIFICANT ACCOUNTING POLICIES
The following is a summary of significant accounting policies consistently followed by the Fund in the preparation of its financial statements. These policies are in conformity with U.S. generally accepted accounting principles (GAAP).
Investment Valuation
In calculating its net asset value (NAV), the Fund generally values investments as follows:
■
Fixed-income securities are fair valued using price evaluations provided by a pricing service approved by Federated Investment Management Company (the “Adviser”).
■
Shares of other mutual funds or non-exchange-traded investment companies are valued based upon their reported NAVs, or NAV per share practical expedient, as applicable.
■
Derivative contracts listed on exchanges are valued at their reported settlement or closing price, except that options are valued at the mean of closing bid and ask quotations.
■
Over-the-counter (OTC) derivative contracts are fair valued using price evaluations provided by a pricing service approved by the Adviser.
■
For securities that are fair valued in accordance with procedures established by and under the general supervision of the Adviser, certain factors may be considered, such as: the last traded or purchase price of the security, information obtained by contacting the issuer or dealers, analysis of the issuer’s financial statements or other available documents, fundamental analytical data, the nature and duration of restrictions on disposition, the movement of the market in which the security is normally traded, public trading in similar securities or derivative contracts of the issuer or comparable issuers, movement of a relevant index, or other factors including but not limited to industry changes and relevant government actions.
If any price, quotation, price evaluation or other pricing source is not readily available when the NAV is calculated, if the Fund cannot obtain price evaluations from a pricing service or from more than one dealer for an investment within a reasonable period of time as set forth in the Adviser’s valuation policies and procedures for the Fund, or if information furnished by a pricing service, in the opinion of the Adviser’s valuation committee (“Valuation Committee”), is deemed not representative of the fair value of such security, the Fund uses the fair value of the investment determined in accordance with the procedures described below. There can be no assurance that the Fund could obtain the fair value assigned to an investment if it sold the investment at approximately the time at which the Fund determines its NAV per share, and the actual value obtained could be materially different.
Fair Valuation Procedures
Pursuant to Rule 2a-5 under the Act, the Fund’s Board of Trustees (the “Trustees”) has designated the Adviser as the Fund’s valuation designee to perform any fair value determinations for securities and other assets held by the Fund. The Adviser is subject to the Trustees’ oversight and certain reporting and other requirements intended to provide the Trustees the information needed to oversee the Adviser’s fair value determinations.
The Adviser, acting through its Valuation Committee, is responsible for determining the fair value of investments for which market quotations are not readily available. The Valuation Committee is comprised of officers of the Adviser and certain of the Adviser’s affiliated companies and determines fair value and oversees the calculation of the NAV. The Valuation Committee is also authorized to use pricing services to provide fair value evaluations of the current value of certain investments for purposes of calculating the NAV. The Valuation Committee employs various methods for reviewing third-party pricing-service evaluations including periodic reviews of third-party pricing services’ policies, procedures and valuation methods (including key inputs, methods, models and assumptions), transactional back-testing, comparisons of evaluations of different pricing services, and review of price challenges by the Adviser based on recent market activity. In the event that market quotations and price evaluations are not available for an investment, the Valuation Committee determines the fair value of the investment in accordance with procedures adopted by the Adviser. The Trustees periodically review the fair valuations made by the Valuation Committee. The Trustees have also approved the Adviser’s fair valuation and significant events procedures as part of the Fund’s compliance program and will review any changes made to the procedures.
Factors considered by pricing services in evaluating an investment include the yields or prices of investments of comparable quality, coupon, maturity, call rights and other potential prepayments, terms and type, reported transactions, indications as to values from dealers and general market conditions. Some pricing services provide a single price evaluation reflecting the bid-side of the market for an investment (a “bid” evaluation). Other pricing services offer both bid evaluations and price evaluations indicative of a price between the prices bid and ask for the investment (a “mid” evaluation). The Fund normally uses bid evaluations for any U.S. Treasury and Agency securities, mortgage-backed securities and municipal securities. The Fund normally uses mid evaluations for any other types of fixed-income securities and any OTC derivative contracts. In the event that market quotations and price evaluations are not available for an investment, the fair value of the investment is determined in accordance with procedures adopted by the Adviser.
Annual Financial Statements and Additional Information

Repurchase Agreements
The Fund may invest in repurchase agreements for short-term liquidity purposes. It is the policy of the Fund to require the other party to a repurchase agreement to transfer to the Fund’s custodian or sub-custodian eligible securities or cash with a market value (after transaction costs) at least equal to the repurchase price to be paid under the repurchase agreement. The eligible securities are transferred to accounts with the custodian or sub-custodian in which the Fund holds a “securities entitlement” and exercises “control” as those terms are defined in the Uniform Commercial Code. The Fund has established procedures for monitoring the market value of the transferred securities and requiring the transfer of additional eligible securities if necessary to equal at least the repurchase price. These procedures also allow the other party to require securities to be transferred from the account to the extent that their market value exceeds the repurchase price or in exchange for other eligible securities of equivalent market value.
The insolvency of the other party or other failure to repurchase the securities may delay the disposition of the underlying securities or cause the Fund to receive less than the full repurchase price. Under the terms of the repurchase agreement, any amounts received by the Fund in excess of the repurchase price and related transaction costs must be remitted to the other party.
The Fund may enter into repurchase agreements in which eligible securities are transferred into joint trading accounts maintained by the custodian or sub-custodian for investment companies and other clients advised by the Fund’s Adviser and its affiliates. The Fund will participate on a pro rata basis with the other investment companies and clients in its share of the securities transferred under such repurchase agreements and in its share of proceeds from any repurchase or other disposition of such securities.
Repurchase agreements are subject to Master Netting Agreements which are agreements between the Fund and its counterparties that provide for the net settlement of all transactions and collateral with the Fund, through a single payment, in the event of default or termination. Amounts presented on the Portfolio of Investments and Statement of Assets and Liabilities are not net settlement amounts but gross. As indicated above, the cash or securities to be repurchased, as shown on the Portfolio of Investments, exceeds the repurchase price to be paid under the agreement reducing the net settlement amount to zero.
Investment Income, Gains and Losses, Expenses and Distributions
Investment transactions are accounted for on a trade-date basis. Realized gains and losses from investment transactions are recorded on an identified-cost basis. Interest income and expenses are accrued daily. Distributions to shareholders are recorded on the ex-dividend date. Distributions of net investment income, if any, are declared daily and paid monthly. Non-cash dividends included in dividend income, if any, are recorded at fair value. Investment income, realized and unrealized gains and losses, and certain fund-level expenses are allocated to each class based on relative average daily net assets, except that select classes will bear certain expenses unique to those classes. Amortization/accretion of premium and discount is included in investment income. Gains and losses realized on principal payment of mortgage-backed securities (paydown gains and losses) are classified as part of investment income. Dividends are declared separately for each class. No class has preferential dividend rights; differences in per share dividend rates are generally due to differences in separate class expenses. The detail of the total fund expense waiver and reimbursement of $1,558,639 is disclosed in various locations in this Note 2 and Note 5.
Transfer Agent Fees
For the year ended May 31, 2024, transfer agent fees for the Fund were as follows:
	Transfer Agent Fees Incurred	Transfer Agent Fees Reimbursed
Class A Shares	$25,994	$(5,320)
Institutional Shares	275,863	(104,613)
Service Shares	83,929	(39,186)
Class R6 Shares	15,116	—
TOTAL	$400,902	$(149,119)
Other Service Fees
The Fund may pay other service fees up to 0.25% of the average daily net assets of the Fund’s Class A Shares and Service Shares to financial intermediaries or to Federated Shareholder Services Company (FSSC) for providing services to shareholders and maintaining shareholder accounts. Subject to the terms described in the Expense Limitation note, FSSC may voluntarily reimburse the Fund for other service fees.
For the year ended May 31, 2024, other service fees for the Fund were as follows:
Other Service Fees Incurred
Class A Shares	$104,494
Service Shares	149,417
TOTAL	$253,911
Annual Financial Statements and Additional Information

Federal Taxes
It is the Fund’s policy to comply with the Subchapter M provision of the Internal Revenue Code of 1986 (the “Code”) and to distribute to shareholders each year substantially all of its income. Accordingly, no provision for federal income tax is necessary. As of and during the year ended May 31, 2024, the Fund did not have a liability for any uncertain tax positions. The Fund recognizes interest and penalties, if any, related to tax liabilities as income tax expense in the Statement of Operations. As of May 31, 2024, tax years 2021 through 2024 remain subject to examination by the Fund’s major tax jurisdictions, which include the United States of America and the Commonwealth of Massachusetts.
When-Issued and Delayed-Delivery Transactions
The Fund may engage in when-issued or delayed-delivery transactions. The Fund records when-issued securities on the trade date and maintains security positions such that sufficient liquid assets will be available to make payment for the securities purchased. Securities purchased on a when-issued or delayed-delivery basis are marked to market daily and begin earning interest on the settlement date. Losses may occur on these transactions due to changes in market conditions or the failure of counterparties to perform under the contract.
Other
The preparation of financial statements in conformity with GAAP requires management to make estimates and assumptions that affect the amounts of assets, liabilities, expenses and revenues reported in the financial statements. Actual results could differ materially from those estimated. The Fund applies investment company accounting and reporting guidance.
3. SHARES OF BENEFICIAL INTEREST
The following tables summarize share activity:
	Year Ended 5/31/2024		Year Ended 5/31/2023
Class A Shares:	Shares	Amount	Shares	Amount
Shares sold	10,688,311	$104,294,744	3,680,190	$36,022,933
Shares issued to shareholders in payment of distributions declared	376,235	3,665,414	91,591	896,442
Shares redeemed	(7,888,056)	(76,698,361)	(1,430,783)	(14,010,001)
NET CHANGE RESULTING FROM CLASS A SHARE TRANSACTIONS	3,176,490	$31,261,797	2,340,998	$22,909,374
	Year Ended 5/31/2024		Year Ended 5/31/2023
Institutional Shares:	Shares	Amount	Shares	Amount
Shares sold	55,285,301	$541,471,831	48,797,070	$480,435,186
Shares issued to shareholders in payment of distributions declared	2,783,367	27,269,500	1,616,321	15,909,679
Shares redeemed	(39,176,689)	(383,546,733)	(77,885,885)	(767,120,639)
NET CHANGE RESULTING FROM INSTITUTIONAL SHARE TRANSACTIONS	18,891,979	$185,194,598	(27,472,494)	$(270,775,774)
	Year Ended 5/31/2024		Year Ended 5/31/2023
Service Shares:	Shares	Amount	Shares	Amount
Shares sold	2,701,042	$26,462,039	2,506,783	$24,684,722
Shares issued to shareholders in payment of distributions declared	822,758	8,058,632	532,732	5,242,376
Shares redeemed	(3,741,015)	(36,658,733)	(5,372,877)	(52,910,660)
NET CHANGE RESULTING FROM SERVICE SHARE TRANSACTIONS	(217,215)	$(2,138,062)	(2,333,362)	$(22,983,562)
	Year Ended 5/31/2024		Year Ended 5/31/2023
Class R6 Shares:	Shares	Amount	Shares	Amount
Shares sold	16,877,915	$165,447,531	10,533,550	$103,836,627
Shares issued to shareholders in payment of distributions declared	651,577	6,382,985	385,994	3,799,745
Shares redeemed	(15,600,780)	(152,832,651)	(8,621,160)	(84,911,870)
NET CHANGE RESULTING FROM CLASS R6 SHARE TRANSACTIONS	1,928,712	$18,997,865	2,298,384	$22,724,502
NET CHANGE RESULTING FROM TOTAL FUND SHARE TRANSACTIONS	23,779,966	$233,316,198	(25,166,474)	$(248,125,460)
Annual Financial Statements and Additional Information

4. FEDERAL TAX INFORMATION
The tax character of distributions as reported on the Statement of Changes in Net Assets for the years ended May 31, 2024 and 2023, was as follows:
	2024	2023
Ordinary income	$53,077,674	$30,220,897
As of May 31, 2024, the components of distributable earnings on a tax-basis were as follows:
Distributions payable	$(11,067)
Net unrealized depreciation	$(3,777,282)
Capital loss carryforwards	$(5,851,652)
TOTAL	$(9,640,001)
At May 31, 2024, the cost of investments for federal tax purposes was $1,088,457,230. The net unrealized depreciation of investments for federal tax purposes was $3,777,282. This consists of unrealized appreciation from investments for those securities having an excess of value over cost of $1,442,942 and unrealized depreciation from investments for those securities having an excess of cost over value of $5,220,224.
As of May 31, 2024, the Fund had a capital loss carryforward of $5,851,652 which will reduce the Fund’s taxable income arising from future net realized gains on investments, if any, to the extent permitted by the Code, thereby reducing the amount of distributions to shareholders which would otherwise be necessary to relieve the Fund of any liability for federal income tax. Pursuant to the Code, these net capital losses retain their character as either short-term or long-term and do not expire.
The following schedule summarizes the Fund’s capital loss carryforwards:
Short-Term	Long-Term	Total
$3,760,106	$2,091,546	$5,851,652
5. INVESTMENT ADVISER FEE AND OTHER TRANSACTIONS WITH AFFILIATES
Investment Adviser Fee
The advisory agreement between the Fund and the Adviser provides for an annual fee equal to 0.25% of the Fund’s average daily net assets. Subject to the terms described in the Expense Limitation note, the Adviser may voluntarily choose to waive any portion of its fee and/or reimburse certain operating expenses of the Fund for competitive reasons such as to maintain the Fund’s expense ratio, or as and when appropriate, to maintain positive or zero net yields. For the year ended May 31, 2024, the Adviser voluntarily waived $1,409,520 of its fee and voluntarily reimbursed $149,119 of transfer agent fees.
Administrative Fee
Federated Administrative Services (FAS), under the Administrative Services Agreement, provides the Fund with administrative personnel and services. For purposes of determining the appropriate rate breakpoint, “Investment Complex” is defined as all of the Federated Hermes Funds subject to a fee under the Administrative Services Agreement. The fee paid to FAS is based on the average daily net assets of the Investment Complex as specified below:
Administrative Fee	Average Daily Net Assets of the Investment Complex
0.100%	on assets up to $50 billion
0.075%	on assets over $50 billion
Subject to the terms described in the Expense Limitation note, FAS may voluntarily choose to waive any portion of its fee. For the year ended May 31, 2024, the annualized fee paid to FAS was 0.078% of average daily net assets of the Fund.
In addition, FAS may charge certain out-of-pocket expenses to the Fund.
Distribution Services Fee
The Fund has adopted a Distribution Plan (the “Plan”) pursuant to Rule 12b-1 under the Act. Under the terms of the Plan, the Fund will compensate Federated Securities Corp. (FSC), the principal distributor, from the daily net assets of the Fund’s Service Shares to finance activities intended to result in the sale of these shares. The Plan provides that the Fund may incur distribution expenses at the following percentages of average daily net assets annually, to compensate FSC:
Percentage of Average Daily Net Assets of Class
Service Shares	0.05%
When FSC receives fees, it may pay some or all of them to financial intermediaries whose customers purchase shares.
The Fund’s Service Shares did not incur a distribution services fee; however, it may begin to incur this fee upon approval of the Trustees.
Annual Financial Statements and Additional Information

Other Service Fees
For the year ended May 31, 2024, FSSC received $554 of the other service fees disclosed in Note 2.
Expense Limitation
The Adviser and certain of its affiliates (which may include FSC, FAS and FSSC) on their own initiative have agreed to waive certain amounts of their respective fees and/or reimburse expenses. Total annual fund operating expenses (as shown in the financial highlights, excluding interest expense, extraordinary expenses and proxy-related expenses, if any) paid by the Fund’s Class A Shares, Institutional Shares, Service Shares and Class R6 Shares (after the voluntary waivers and/or reimbursements) will not exceed 0.41%, 0.26%, 0.36% and 0.24% (the “Fee Limit”), respectively, up to but not including the later of (the “Termination Date”): (a) August 1, 2025; or (b) the date of the Fund’s next effective Prospectus. While the Adviser and its applicable affiliates currently do not anticipate terminating or increasing these arrangements prior to the Termination Date, these arrangements may only be terminated or the Fee Limit increased prior to the Termination Date with the agreement of the Trustees.
Directors’/Trustees’ and Miscellaneous Fees
Certain Officers and Trustees of the Fund are Officers and Directors or Trustees of certain of the above companies. To efficiently facilitate payment, Independent Directors’/Trustees’ fees and certain expenses related to conducting meetings of the Directors/Trustees and other miscellaneous expenses are paid by an affiliate of the Adviser which in due course are reimbursed by the Fund. These expenses related to conducting meetings of the Directors/Trustees and other miscellaneous expenses may be included in Accrued and Miscellaneous Expenses on the Statement of Assets and Liabilities and Statement of Operations, respectively.
6. LINE OF CREDIT
The Fund participates with certain other Federated Hermes Funds, on a several basis, in an up to $500,000,000 unsecured, 364-day, committed, revolving line of credit (LOC) agreement dated June 21, 2023, which was renewed on June 18, 2024. The LOC was made available to temporarily finance the repurchase or redemption of shares of the Fund, failed trades, payment of dividends, settlement of trades and for other short-term, temporary or emergency general business purposes. The Fund cannot borrow under the LOC if an inter-fund loan is outstanding. The Fund’s ability to borrow under the LOC also is subject to the limitations of the Act and various conditions precedent that must be satisfied before the Fund can borrow. Loans under the LOC are charged interest at a fluctuating rate per annum equal to (a) the highest, on any day, of (i) the federal funds effective rate, (ii) the published secured overnight financing rate plus an assigned percentage, and (iii) 0.0%, plus (b) a margin. Any fund eligible to borrow under the LOC pays its pro rata share of a commitment fee based on the amount of the lenders’ commitment that has not been utilized, quarterly in arrears and at maturity. As of May 31, 2024, the Fund had no outstanding loans. During the year ended May 31, 2024, the Fund did not utilize the LOC.
7. Interfund Lending
Pursuant to an Exemptive Order issued by the Securities and Exchange Commission, the Fund, along with other funds advised by subsidiaries of Federated Hermes, Inc., may participate in an interfund lending program. This program provides an alternative credit facility allowing the Fund to borrow from other participating affiliated funds. As of May 31, 2024, there were no outstanding loans. During the year ended May 31, 2024, the program was not utilized.
8. INDEMNIFICATIONS
Under the Fund’s organizational documents, its Officers and Directors/Trustees are indemnified against certain liabilities arising out of the performance of their duties to the Fund (other than liabilities arising out of their willful misfeasance, bad faith, gross negligence or reckless disregard of their duties to the Fund). In addition, in the normal course of business, the Fund provides certain indemnifications under arrangements with third parties. Typically, obligations to indemnify a third party arise in the context of an arrangement entered into by the Fund under which the Fund agrees to indemnify such third party for certain liabilities arising out of actions taken pursuant to the arrangement, provided the third party’s actions are not deemed to have breached an agreed-upon standard of care (such as willful misfeasance, bad faith, gross negligence or reckless disregard of their duties under the contract). The Fund’s maximum exposure under these arrangements is unknown as this would involve future claims that may be made against the Fund that have not yet arisen. The Fund does not anticipate any material claims or losses pursuant to these arrangements at this time, and accordingly expects the risk of loss to be remote.
9. FEDERAL TAX INFORMATION (UNAUDITED)
For the year ended May 31, 2024, 100.00% of total ordinary income distributions qualified as business interest income for purposes of 163(j) and the regulations thereunder.
Annual Financial Statements and Additional Information

Report of Independent Registered Public Accounting Firm
TO THE SHAREHOLDERS AND THE BOARD OF TRUSTEES OF FEDERATED HERMES GOVERNMENT ULTRASHORT FUND:
Opinion on the Financial Statements
We have audited the accompanying statement of assets and liabilities of Federated Hermes Government Ultrashort Fund (the “Fund”) (one of the portfolios constituting Federated Hermes Institutional Trust (the “Trust”)), including the portfolio of investments, as of May 31, 2024, and the related statement of operations for the year then ended, the statement of changes in net assets for each of the two years in the period then ended, the financial highlights for each of the five years in the period then ended and the related notes (collectively referred to as the “financial statements”). In our opinion, the financial statements present fairly, in all material respects, the financial position of the Fund (one of the portfolios constituting Federated Hermes Institutional Trust) at May 31, 2024, the results of its operations for the year then ended, the changes in its net assets for each of the two years in the period then ended and its financial highlights for each of the five years in the period then ended, in conformity with U.S. generally accepted accounting principles.
Basis for Opinion
These financial statements are the responsibility of the Trust’s management. Our responsibility is to express an opinion on the Fund’s financial statements based on our audits. We are a public accounting firm registered with the Public Company Accounting Oversight Board (United States) (“PCAOB”) and are required to be independent with respect to the Trust in accordance with the U.S. federal securities laws and the applicable rules and regulations of the Securities and Exchange Commission and the PCAOB.
We conducted our audits in accordance with standards of the PCAOB. Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements are free of material misstatement, whether due to error or fraud. The Trust is not required to have, nor were we engaged to perform, an audit of the Trust’s internal control over financial reporting. As part of our audits, we are required to obtain an understanding of internal control over financial reporting, but not for the purpose of expressing an opinion on the effectiveness of the Trust’s internal control over financial reporting. Accordingly, we express no such opinion.
Our audits included performing procedures to assess the risks of material misstatement of the financial statements, whether due to error or fraud, and performing procedures that respond to those risks. Such procedures included examining, on a test basis, evidence regarding the amounts and disclosures in the financial statements. Our procedures included confirmation of securities owned as of May 31, 2024, by correspondence with the custodian, brokers, and others; when replies were not received from brokers or others, we performed other auditing procedures. Our audits also included evaluating the accounting principles used and significant estimates made by management, as well as evaluating the overall presentation of the financial statements. We believe that our audits provide a reasonable basis for our opinion.

We have served as the auditor of one or more Federated Hermes investment companies since 1979.
Boston, Massachusetts
July 23, 2024
Annual Financial Statements and Additional Information

Evaluation and Approval of Advisory Contract–May 2024
Federated Hermes Government Ultrashort Fund (the “Fund”)
At its meetings in May 2024 (the “May Meetings”), the Fund’s Board of Trustees (the “Board”), including those Trustees who are not “interested persons” of the Fund, as defined in the Investment Company Act of 1940 (the “Independent Trustees”), reviewed and unanimously approved the continuation of the investment advisory contract between the Fund and Federated Investment Management Company (the “Adviser”) (the “Contract”) for an additional one-year term. The Board’s determination to approve the continuation of the Contract reflects the exercise of its business judgment after considering all of the information and factors believed to be relevant and appropriate on whether to approve the continuation of the existing arrangement. The information, factors and conclusions that formed the basis for the Board’s approval are summarized below.
Information Received and Review Process
At the request of the Independent Trustees, the Fund’s Chief Compliance Officer (the “CCO”) furnished to the Board in advance of its May Meetings an independent written evaluation of the Fund’s management fee (the “CCO Fee Evaluation Report”). The Board considered the CCO Fee Evaluation Report, along with other information, in evaluating the reasonableness of the Fund’s management fee and in determining to approve the continuation of the Contract.
In addition to the extensive materials that comprise and accompany the CCO Fee Evaluation Report, the Board considered information specifically prepared in connection with the approval of the continuation of the Contract that was presented at the May Meetings. In this regard, in the months preceding the May Meetings, the Board requested and reviewed written responses and supporting materials prepared by the Adviser and its affiliates (collectively, “Federated Hermes”) in response to requests posed to Federated Hermes by independent legal counsel on behalf of the Independent Trustees encompassing a wide variety of topics, including those summarized below. The Board also considered such additional matters as the Independent Trustees deemed reasonably necessary to evaluate the Contract, which included detailed information about the Fund and Federated Hermes furnished to the Board at its meetings throughout the year and in between regularly scheduled meetings on particular matters as the need arose.
The Board’s consideration of the Contract included review of materials and information covering the following matters, among others: (1) copies of the Contracts; (2) the nature, quality and extent of the advisory and other services provided to the Fund by Federated Hermes; (3) Federated Hermes’ business and operations; (4) the Adviser’s investment philosophy, personnel and processes; (5) the Fund’s investment objectives and strategies; (6) the Fund’s short-term and long-term performance - in absolute terms (both on a gross basis and net of expenses) and relative to an appropriate group of peer funds and its benchmark; (7) the Fund’s fees and expenses, including the advisory fee and the overall expense structure of the Fund - in absolute terms and relative to an appropriate group of peer funds, with due regard for contractual or voluntary expense limitations (if any); (8) the financial condition of Federated Hermes; (9) the Adviser’s profitability with respect to managing the Fund; (10) distribution and sales activity for the Fund; and (11) the use and allocation of brokerage commissions derived from trading the Fund’s portfolio securities (if any).
The Board also considered judicial decisions concerning allegedly excessive investment advisory fees charged to other registered funds in evaluating the Contract. Using these judicial decisions as a guide, the Board considered several factors they deemed relevant to an adviser’s fiduciary duty with respect to its receipt of compensation from a fund, including: (1) the nature and quality of the services provided by the adviser to the fund and its shareholders, including the performance of the fund, its benchmark and comparable funds; (2) the adviser’s cost of providing the services and the profitability to the adviser of providing advisory services to the fund; (3) the extent to which the adviser may realize “economies of scale” as the fund grows larger and, if such economies of scale exist, whether they have been appropriately shared with the fund and its shareholders or the family of funds; (4) any “fall-out” benefits that accrue to the adviser because of its relationship with the fund, including research services received from brokers that execute fund trades and any fees paid to affiliates of the adviser for services rendered to the fund; (5) comparative fees and expenses, including a comparison of management fees paid to the adviser with those paid by similar funds managed by the same adviser or other advisers as well as management fees charged to institutional and other advisory clients of the same adviser for what might be viewed as like services; and (6) the extent of care, conscientiousness and independence with which the fund’s board members perform their duties and their expertise, including whether they are fully informed about all facts the board deems relevant to its consideration of the adviser’s services and fees. The Board considered that the Securities and Exchange Commission (“SEC”) disclosure requirements regarding the basis for a fund board’s approval of the fund’s investment advisory contract generally align with the factors listed above. The Board was guided by these factors in its evaluation of the Contract to the extent it considered them to be appropriate and relevant, as discussed further below. The Board considered and weighed these factors in light of its substantial accumulated experience in governing the Fund and working with Federated Hermes on matters relating to the oversight of the other funds advised by Federated Hermes (each, a “Federated Hermes Fund” and, collectively, the “Federated Hermes Funds”).
Annual Financial Statements and Additional Information

In addition, the Board considered the preferences and expectations of Fund shareholders and the potential disruptions of the Fund’s operations and various risks, uncertainties and other effects that could occur as a result of a decision to terminate or not renew the Contract. In particular, the Board recognized that many shareholders likely have invested in the Fund based on the strength of Federated Hermes’ industry standing and reputation and with the expectation that Federated Hermes will have a continuing role in providing advisory services to the Fund. Thus, the Board observed that there are a range of investment options available to the Fund’s shareholders in the marketplace, and such shareholders, having had the opportunity to consider other investment options, have effectively selected Federated Hermes by virtue of investing in the Fund.
In determining to approve the continuation of the Contract, the members of the Board reviewed and evaluated information and factors they believed to be relevant and appropriate through the exercise of their reasonable business judgment. While individual members of the Board may have weighed certain factors differently, the Board’s determination to approve the continuation of the Contract was based on a comprehensive consideration of all information provided to the Board throughout the year and specifically with respect to the continuation of the Contract. The Board recognized that its evaluation process is evolutionary and that the factors considered and emphasis placed on relevant factors may change in recognition of changing circumstances in the registered fund marketplace. The Independent Trustees were assisted throughout the evaluation process by independent legal counsel. In connection with their deliberations at the May Meetings, the Independent Trustees met separately in executive session with their independent legal counsel and without management present to review the relevant materials and consider their responsibilities under applicable laws. In addition, senior management representatives of Federated Hermes also met with the Independent Trustees and their independent legal counsel to discuss the materials and presentations furnished to the Board at the May Meetings. The Board considered the approval of the Contract for the Fund as part of its consideration of agreements for funds across the family of Federated Hermes Funds, but its approvals were made on a fund-by-fund basis.
Nature, Extent and Quality of Services
The Board considered the nature, extent and quality of the services provided to the Fund by the Adviser and the resources of Federated Hermes dedicated to the Fund. In this regard, the Board evaluated, among other things, the terms of the Contract and the full range of services provided to the Fund by Federated Hermes. The Board considered the Adviser’s personnel, investment philosophy and process, investment research capabilities and resources, trade operations capabilities, experience and performance track record. The Board reviewed the qualifications, backgrounds and responsibilities of the portfolio management team primarily responsible for the day-to-day management of the Fund and evaluated Federated Hermes’ ability and experience in attracting and retaining qualified personnel to service the Fund. The Board considered the trading operations by the Advisers, including the execution of portfolio transactions and the selection of brokers for those transactions. The Board also considered the Adviser’s ability to deliver competitive investment performance for the Fund when compared to the Fund’s Performance Peer Group (as defined below), which was deemed by the Board to be a useful indicator of how the Adviser is executing the Fund’s investment program.
In addition, the Board considered the financial resources and overall reputation of Federated Hermes and its willingness to consider and make investments in personnel, infrastructure, technology, cybersecurity, business continuity planning and operational enhancements that are designed to benefit the Federated Hermes Funds. The Board noted the benefits of the previous significant acquisition of Hermes Fund Managers Limited by Federated Hermes, which has deepened Federated Hermes’ investment management expertise and capabilities and expanded its access to analytical resources related to environmental, social and governance (“ESG”) factors and issuer engagement on ESG matters where appropriate. The Board considered Federated Hermes’ oversight of the securities lending program for the Federated Hermes Funds that engage in securities lending and noted the income earned by the Federated Hermes Funds that participate in such program. In addition, the Board considered the quality of Federated Hermes’ communications with the Board and responsiveness to Board inquiries and requests made from time to time with respect to the Federated Hermes Funds. The Board also considered that Federated Hermes is responsible for providing the Federated Hermes Funds’ officers.
The Board received and evaluated information regarding Federated Hermes’ regulatory and compliance environment. The Board considered Federated Hermes’ compliance program and compliance history and reports from the CCO about Federated Hermes’ compliance with applicable laws and regulations, including responses to regulatory developments and any compliance or other issues raised by regulatory agencies. The Board also noted Federated Hermes’ support of the Federated Hermes Funds’ compliance control structure and the compliance-related resources devoted by Federated Hermes in support of the Fund’s obligations pursuant to Rule 38a-1 under the Investment Company Act of 1940, including Federated Hermes’ commitment to respond to rulemaking and other regulatory initiatives of the SEC. The Board considered Federated Hermes’ approach to internal audits and risk management with respect to the Federated Hermes Funds and its day-to-day oversight of the Federated Hermes Funds’ compliance with their investment objectives and policies as well as with applicable laws and regulations, noting that regulatory and other developments had over time led, and continue to lead, to an increase in the scope of Federated Hermes’ oversight in this regard.
Annual Financial Statements and Additional Information

In addition, the Board noted Federated Hermes’ commitment to maintaining high quality systems and expending substantial resources to prepare for and respond to ongoing changes due to the market, regulatory and control environments in which the Fund and its service providers operate.
The Board considered Federated Hermes’ efforts to provide shareholders in the Federated Hermes Funds with a comprehensive array of funds with different investment objectives, policies and strategies. The Board considered the expenses that Federated Hermes had incurred, as well as the entrepreneurial and other risks assumed by Federated Hermes, in sponsoring and providing on-going services to new funds to expand these opportunities for shareholders. The Board noted the benefits to shareholders of being part of the family of Federated Hermes Funds, which include the general right to exchange investments between the same class of shares without the incurrence of additional sales charges.
Based on these considerations, the Board concluded that it was satisfied with the nature, extent and quality of the services provided by the Adviser to the Fund.
Fund Investment Performance
The Board considered the investment performance of the Fund. In evaluating the Fund’s investment performance, the Board considered performance results in light of the Fund’s investment objective, strategies and risks. The Board considered detailed investment reports on, and the Adviser’s analysis of, the Fund’s performance over different time periods that were provided to the Board throughout the year and in connection with the May Meetings. These reports included, among other items, information on the Fund’s gross and net returns, the Fund’s investment performance compared to one or more relevant categories or groups of peer funds and the Fund’s benchmark index, performance attribution information and commentary on the effect of market conditions. The Board considered that, in its evaluation of investment performance at meetings throughout the year, it focused particular attention on information indicating less favorable performance of certain Federated Hermes Funds for specific time periods and discussed with Federated Hermes the reasons for such performance as well as any specific actions Federated Hermes had taken, or had agreed to take, to seek to enhance Fund investment performance and the results of those actions.
The Board also reviewed comparative information regarding the performance of other registered funds in the category of peer funds selected by Morningstar, Inc. (the “Morningstar”), an independent fund ranking organization (the “Performance Peer Group”). The Board noted the CCO’s view that comparisons to fund peer groups may be helpful, though not conclusive, in evaluating the performance of the Adviser in managing the Fund. The Board considered the CCO’s view that, in evaluating such comparisons, in some cases there may be differences in the funds’ objectives or investment management techniques, or the costs to implement the funds, even within the same Performance Peer Group.
The Board also considered comparative performance data from Lipper, Inc. that was included in reports provided to the Board throughout the year. The Board noted that differences may exist between the Performance Peer Group and Lipper peers and that the results of these performance comparisons may vary.
The Board considered that the Fund’s performance fell below the median of the Performance Peer Group for the one-year, three-year and five-year periods ended December 31, 2023. The Board discussed the Fund’s performance with the Adviser and recognized the efforts being taken by the Adviser in the context of other factors considered relevant by the Board.
Based on these considerations, the Board concluded that it had continued confidence in the Adviser’s overall capabilities to manage the Fund.
Fund Expenses
The Board considered the advisory fee and overall expense structure of the Fund and the comparative fee and expense information that had been provided in connection with the May Meetings. In this regard, the Board was presented with, and considered, information regarding the contractual advisory fee rates, net advisory fee rates, total expense ratios and each element of the Fund’s total expense ratio (i.e., gross and net advisory fees, administrative fees, custody fees, portfolio accounting fees and transfer agency fees) relative to an appropriate group of peer funds compiled by Federated Hermes from the overall category of peer funds selected by Morningstar (the “Expense Peer Group”). The Board received a description of the methodology used to select the Expense Peer Group from the overall Morningstar category. The Board also reviewed comparative information regarding the fees and expenses of the broader group of funds in the overall Morningstar category.
While mindful that courts have cautioned against giving too much weight to comparative information concerning fees charged to funds by other advisers, the use of comparisons between the Fund and its Expense Peer Group assisted the Board in its evaluation of the Fund’s fees and expenses. The Board focused on comparisons with other registered funds more heavily than non-registered fund products or services because such comparisons are believed to be more relevant.
Annual Financial Statements and Additional Information

The Board considered that other registered funds are the products most like the Fund, in that they are readily available to Fund shareholders as alternative investment vehicles, and they are the type of investment vehicle, in fact, chosen and maintained by the Fund’s shareholders. The Board noted that the range of such other registered funds’ fees and expenses, therefore, appears to be a relevant indicator of what investors have found to be reasonable in the marketplace in which the Fund competes.
The Board reviewed the contractual advisory fee rate, net advisory fee rate and other expenses of the Fund and noted the position of the Fund’s fee rates relative to its Expense Peer Group. In this regard, the Board noted that the contractual advisory fee rate was below the median of the Expense Peer Group, and the Board was satisfied that the overall expense structure of the Fund remained competitive. In 2022, the Board approved a reduction of 5 basis points in the contractual advisory fee.
The Board also received and considered information about the nature and extent of services offered and fees charged by Federated Hermes to other types of clients with investment strategies similar to those of the Federated Hermes Funds, including non-registered fund clients (such as institutional separate accounts) and third-party unaffiliated registered funds for which the Adviser or its affiliates serve as sub-adviser. The Board noted the CCO’s conclusion that non-registered fund clients are inherently different products due to the following differences, among others: (i) different types of targeted investors; (ii) different applicable laws and regulations; (iii) different legal structures; (iv) different average account sizes and portfolio management techniques made necessary by different cash flows and different associated costs; (v) the time spent by portfolio managers and their teams (among other personnel across various departments, including legal, compliance and risk management) in reviewing securities pricing; (vi) different SEC mandated risk management programs with respect to fund liquidity and use of derivatives; (vii) different administrative responsibilities; (viii) different degrees of risk associated with management; and (ix) a variety of different costs. The Board also considered information regarding the differences in the nature of the services required for Federated Hermes to manage its proprietary registered fund business versus managing a discrete pool of assets as a sub-adviser to another institution’s registered fund, noting the CCO’s view that Federated Hermes generally performs significant additional services and assumes substantially greater risks in managing the Fund and other Federated Hermes Funds than in its role as sub-adviser to an unaffiliated third-party registered fund. The Board noted that the CCO did not consider the fees for providing advisory services to other types of clients to be determinative in judging the appropriateness of the Federated Hermes Funds’ advisory fees.
In the case of the Fund, the Board noted that Federated Hermes does not manage any other types of clients that are comparable to the Fund.
Based on these considerations, the Board concluded that the fees and total operating expenses of the Fund, in conjunction with other matters considered, are reasonable in light of the services provided.
Profitability
The Board received and considered profitability information furnished by Federated Hermes. Such profitability information included revenues reported on a fund-by-fund basis and estimates of the allocation of expenses made on a fund-by-fund basis, using allocation methodologies specified by the CCO and described to the Board. The Board considered the CCO’s view that, while these cost allocation reports apply consistent allocation processes, the inherent difficulties in allocating costs on a fund-by-fund basis continues to cause the CCO to question the precision of the process and to conclude that such reports may be unreliable because a single change in an allocation estimate may dramatically alter the resulting estimate of cost and/or profitability of a Federated Hermes Fund and may produce unintended consequences. In addition, the Board considered the CCO’s view that the allocation methodologies used by Federated Hermes in estimating profitability for purposes of reporting to the Board in connection with the continuation of the Contract are consistent with the methodologies previously reviewed by an independent consultant. The Board noted that the independent consultant had previously conducted a review of the allocation methodologies and reported to the Board that, although there is no single best method to allocate expenses, the methodologies used by Federated Hermes are reasonable. The Board considered the CCO’s view that the estimated profitability to the Adviser from its relationship with the Fund was not unreasonable in relation to the services provided.
The Board also reviewed information compiled by Federated Hermes comparing its profitability information to other publicly-held fund management companies, including information regarding profitability trends over time. The Board recognized that profitability comparisons among fund management companies are difficult because of the variation in the type of comparative information that is publicly available, and the profitability of any fund management company is affected by numerous factors. The Board considered the CCO’s conclusion that, based on such profitability information, Federated Hermes’ profit margins did not appear to be excessive. The Board also considered the CCO’s view that Federated Hermes appeared financially sound, with the resources necessary to fulfill its obligations under its contracts with the Federated Hermes Funds.
Annual Financial Statements and Additional Information

Economies of Scale
The Board received and considered information about the notion of possible realization of “economies of scale” as a fund grows larger, the difficulties of isolating and quantifying economies of scale at an individual fund level, and the extent to which potential scale benefits are shared with shareholders. In this regard, the Board considered that Federated Hermes has made significant and long-term investments in areas that support all of the Federated Hermes Funds, such as: portfolio management, investment research and trading operations; shareholder services; compliance; business continuity, cybersecurity and information security programs; internal audit and risk management functions; and technology, systems capabilities and use of data. The Board noted that Federated Hermes’ investments in these areas are extensive and are designed to provide enhanced or expanded services to the Federated Hermes Funds and their shareholders. The Board considered that the benefits of these investments are likely to be shared with the family of Federated Hermes Funds as a whole. In addition, the Board considered that fee waivers and expense reimbursements are another means for potential economies of scale to be shared with shareholders and can provide protection from an increase in expenses if a Federated Hermes Fund’s assets decline. The Board considered that, in order for the Federated Hermes Funds to remain competitive in the marketplace, Federated Hermes has frequently waived fees and/or reimbursed expenses for the Federated Hermes Funds and has disclosed to shareholders and/or reported to the Board its intention to do so (or continue to do so) in the future. The Board also considered that Federated Hermes has been active in managing expenses of the Federated Hermes Funds in recent years, which has resulted in benefits being realized by shareholders.
The Board also received and considered information on adviser-paid fees (commonly referred to as “revenue sharing” payments) that was provided to the Board throughout the year and in connection with the May Meetings. The Board considered that Federated Hermes and the CCO believe that this information is relevant to considering whether Federated Hermes had an incentive to either not apply breakpoints, or to apply breakpoints at higher levels, but should not be considered when evaluating the reasonableness of advisory fees. The Board also noted the absence of any applicable regulatory or industry guidelines on economies of scale, which is compounded by the lack of any uniform methodology or pattern with respect to structuring fund advisory fees with breakpoints that serve to reduce the fees as a fund attains a certain size.
Other Benefits
The Board considered information regarding the compensation and other ancillary (or “fall-out”) benefits that Federated Hermes derived from its relationships with the Federated Hermes Funds. The Board noted that, in addition to receiving advisory fees under the Federated Hermes Funds’ investment advisory contracts, Federated Hermes’ affiliates also receive fees for providing other services to the Federated Hermes Funds under separate service contracts including for serving as the Federated Hermes Funds’ administrator and distributor. In this regard, the Board considered that Federated Hermes’ affiliates provide distribution and shareholder services to the Federated Hermes Funds, for which they may be compensated through distribution and servicing fees paid pursuant to Rule 12b-1 plans or otherwise. The Board also received and considered information detailing the benefits, if any, that Federated Hermes may derive from its receipt of research services from brokers who execute portfolio trades for the Federated Hermes Funds.
Conclusions
The Board considered: (i) the CCO’s conclusion that his observations and the information accompanying the CCO Fee Evaluation Report show that the management fee for the Fund is reasonable; and (ii) the CCO’s recommendation that the Board approve the management fee. The Board noted that, under these circumstances, no changes were recommended to, and no objection was raised to the continuation of, the Contract by the CCO. The CCO also recognized that the Board’s evaluation of the Federated Hermes Funds’ advisory and sub-advisory arrangements is a continuing and ongoing process that is informed by the information that the Board requests and receives from management throughout the course of the year and, in this regard, the CCO noted certain items, and management has committed to reviewing certain items, for future reporting to the Board as the Board continues its ongoing oversight of the Federated Hermes Funds.
On the basis of the information and factors summarized above, among other information and factors deemed relevant by the Board, and the evaluation thereof, the Board, including the Independent Trustees, unanimously voted to approve the continuation of the Contract. The Board based its determination to approve the Contract on the totality of the circumstances and relevant factors and with a view of past and future long-term considerations. Not all of the factors and considerations identified above were necessarily deemed to be relevant to the Fund, nor did the Board consider any one of them to be determinative.
Annual Financial Statements and Additional Information

Mutual funds are not bank deposits or obligations, are not guaranteed by any bank and are not insured or guaranteed by the U.S. government, the Federal Deposit Insurance Corporation, the Federal Reserve Board or any other government agency. Investment in mutual funds involves investment risk, including the possible loss of principal.
This information is authorized for distribution to prospective investors only when preceded or accompanied by the Fund’s Prospectus, which contains facts concerning its objective and policies, management fees, expenses and other information.

Federated Hermes Government Ultrashort Fund

Federated Hermes Funds
4000 Ericsson Drive
Warrendale, PA 15086-7561
Contact us at FederatedHermes.com/us
or call 1-800-341-7400.
Federated Securities Corp., Distributor
CUSIP 31420B706
CUSIP 31420B888
CUSIP 31420B805
CUSIP 31420B854
28968 (7/24)
© 2024 Federated Hermes, Inc.

Item 8.	Changes in and Disagreements with Accountants for Open-End Management Investment Companies

Federated Hermes Government Ultrashort Fund: Not Applicable.

Item 9.	Proxy Disclosures for Open-End Management Investment Companies.

Federated Hermes Government Ultrashort Fund: Not Applicable.

Item 10.	Remuneration Paid to Directors, Officers, and Others of Open-End Management Investment Companies.

Federated Hermes Government Ultrashort Fund: The Fund’s disclosure of remuneration items is included as part of the Financial Statements filed under Item 7 of this form.

Item 11.	Statement Regarding Basis for Approval of Investment Advisory Contract.

Federated Hermes Government Ultrashort Fund: The Fund’s Evaluation and Approval of Advisory Contract summary by fund appear in the Financial Statements filed under Item 7 of this form.

Item 12.	Disclosure of Proxy Voting Policies and Procedures for Closed-End Management Investment Companies

Not Applicable

Item 13.	Portfolio Managers of Closed-End Management Investment Companies.

Not Applicable

Item 14.	Purchases of Equity Securities by Closed-End Management Investment Company and Affiliated Purchasers.

Not Applicable

Item 15.	Submission of Matters to a Vote of Security Holders.

Not Applicable

Item 16.	Controls and Procedures.

(a) The registrant’s Principal Executive Officer and Principal Financial Officer have concluded that the registrant’s disclosure controls and procedures (as defined in Rule 30a-3(c) under the Act) are effective in design and operation and are sufficient to form the basis of the certifications required by Rule 30a-(2) under the Act, based on their evaluation of these disclosure controls and procedures as of a date within 90 days of the filing date of this report on Form N-CSR.

(b) There were no changes in the registrant’s internal control over financial reporting (as defined in rule 30a-3(d) under the Act) during the period covered by this report that have materially affected, or are reasonably likely to materially affect, the registrant’s internal control over financial reporting.

Item 17.	Disclosure of Securities Lending Activities for Closed-End Management Investment Companies.

Not Applicable

Item 18.	Recovery of Erroneously Awarded Compensation

(a)       Not Applicable

(b)       Not Applicable

Item 19.	Exhibits
(a)(1)	Not Applicable.
(a)(2)	Not Applicable.
(a)(3)	Certifications of Principal Executive Officer and Principal Financial Officer.
(a)(4)	Not applicable.
(a)(5)	Not applicable.
(b)	Certifications pursuant to 18 U.S.C. Section 1350.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Registrant:  Federated Hermes Institutional Trust

By: /s/ Jeremy D. Boughton
Jeremy D. Boughton, Principal Financial Officer

Date:  July 23, 2024

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By: /s/ J. Christopher Donahue
J. Christopher Donahue, Principal Executive Officer

Date:  July 23, 2024

By: /s/ Jeremy D. Boughton
Jeremy D. Boughton, Principal Financial Officer

Date:  July 23, 2024